UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: November 30, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2017

WESTERN ASSET

TOTAL RETURN

UNCONSTRAINED FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize long-term total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Total Return Unconstrained Fund for the six-month reporting period ended November 30, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 29, 2017

II	Western Asset Total Return Unconstrained Fund

Investment commentary

Economic review

Economic activity in the U.S. improved during the six months ended November 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that first quarter 2017 U.S. gross domestic product (“GDP”)i growth, as revised, was 1.2%. Second quarter 2017 GDP growth then accelerated to 3.1%. Finally, the U.S. Department of Commerce’s final reading for third quarter 2017 GDP growth — released after the reporting period ended — was 3.2%. Stronger growth was attributed to a number of factors, including positive contributions from private inventory investment and upturns in state and local government spending. These positive factors were partly offset by a decrease in personal consumption expenditures, nonresidential fixed investment and exports.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on November 30, 2017, the unemployment rate was 4.1%, as reported by the U.S. Department of Labor. This equaled the lowest unemployment rate since December 2000. The percentage of longer-term unemployed declined during the reporting period. In November 2017, 23.8% of Americans looking for a job had been out of work for more than six months, versus 24.3% when the period began.

Turning to the global economy, in its October 2017 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “The pickup in growth projected in the April 2017 World Economic Outlook is strengthening. The global growth forecast for 2017 and 2018 — 3.6 percent and 3.7 percent, respectively — is 0.1 percentage point higher in both years than in the April [2017] and July [2017] forecasts. Notable pickups in investment, trade, and industrial production, coupled with strengthening business and consumer confidence, are supporting the recovery.” From a regional perspective, the IMF estimates 2017 growth in the Eurozone will be 2.1%, versus 1.8% in 2016. Japan’s economy is expected to expand 1.5% in 2017, compared to 1.0% in 2016. Elsewhere, the IMF pro-jects that overall growth in emerging market countries will accelerate to 4.6% in 2017, versus 4.3% in 2016.

Western Asset Total Return Unconstrained Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiv at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting on December 14, 2016, at which time, the Fed raised rates to a range between 0.50% and 0.75%.

The Fed’s next rate hike occurred at its meeting that ended on March 15, 2017, as it raised rates to a range between 0.75% and 1.00%. At its meeting that concluded on June 14, 2017, the Fed then raised rates to a range between 1.00% and 1.25%. During its meeting that concluded on September 20, 2017, the Fed kept rates on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” Finally, at its meeting that ended on December 13, 2017, after the reporting period ended, the Fed raised rates to a range between 1.25% and 1.50%.

Q. What actions did international central banks take during the reporting period?

A. Central banks outside the U.S. largely maintained their accommodative monetary policy stances during the reporting period. In March 2016, the European Central Bank (“ECB”)v announced that it would increase its bond purchasing program to €80 billion-per-month. It also lowered its deposit rate to -0.4% and its main interest rate to 0%. In December 2016, the ECB again extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB purchased €60 billion-per-month of bonds. Finally, in October 2017, the ECB announced that it would continue to buy bonds through September 2018, but after December 2017 it would pare its purchases to €30 billion-per-month. However, the ECB did not change its key interest rates. In other developed countries, in August 2016, the Bank of England (“BoE”)vi lowered interest rates from 0.50% to 0.25%, a new record low. However, on November 2, 2017, the BoE raised rates from 0.25% to 0.50% — the first increase since July 2007. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35% during the reporting period.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended November 30, 2017. The yield for the two-year Treasury note began the reporting period at 1.28%. The low for the period of 1.27% occurred on September 7 and September 8, 2017. The yield for the two-year Treasury note ended the reporting period at 1.78% — equaling its high for the period. The yield for the ten-year Treasury began the reporting period at 2.21% and ended the period at 2.42%. The low for the period of 2.05% occurred on September 7, 2017, and the peak of 2.46% took place on October 26, 2017.

IV	Western Asset Total Return Unconstrained Fund

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated given shifting expectations for global growth, questions regarding future central bank monetary policy, uncertainties pertaining to U.S. fiscal policy and several geopolitical issues. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexix, returned 0.68% during the six-month reporting period ended November 30, 2017.

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexx, gained 2.29% for the six months ended November 30, 2017. The high-yield market rallied in June and July 2017. This was driven by overall robust demand from investors looking to generate incremental yield in the low interest rate environment. The high yield market was then relatively flat in August 2017, and again moved higher in September and October 2017. However, the high-yield market then experienced a modest setback in November 2017.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xi returned 2.03% during the six months ended November 30, 2017. The asset class posted positive results during four of the six months of the reporting period. This was triggered by overall strong investor demand, less concern over a significant shift in U.S. trade policy and a weakening U.S. dollar.

Performance review

For the six months ended November 30, 2017, Class I shares of Western Asset Total Return Unconstrained Fund returned 3.67%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the ICE BofAML USD LIBOR 3-Month Constant Maturity Indexxii, returned 0.68% and 0.61%, respectively, for the same period. The Lipper Alternative Credit Focus Funds Category Average1 returned 1.30% over the same time frame.

Performance Snapshot as of November 30, 2017 (unaudited)
(excluding sales charges)	6 months
Western Asset Total Return Unconstrained Fund[2]:
Class A	3.48%
Class A2	3.44%
Class C	3.16%
Class FI	3.53%
Class R	3.37%
Class I	3.67%
Class IS	3.82%
Bloomberg Barclays U.S. Aggregate Index	0.68%
ICE BofAML USD LIBOR 3-Month Constant Maturity Index	0.61%
Lipper Alternative Credit Focus Funds Category Average[1]	1.30%

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 281 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[2]

Effective June 1, 2017, the Fund changed its security pricing methodology to now use the mean value of the bid and ask prices (of underlying fund holdings) to calculate the NAV. The Fund had a one-time increase to the NAV, which was due to this change in pricing methodology.

Western Asset Total Return Unconstrained Fund	V

Investment commentary (cont’d)

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2017 for Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares were 2.64%, 2.44%, 2.05%, 2.75%, 2.50%, 3.10% and 3.20%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class FI, Class R, Class I and Class IS shares would have been 2.58%, 1.97%, 2.69%, 2.42%, 2.93% and 3.05%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 30, 2017, as supplemented November 30, 2017, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares were 1.15%, 1.29%, 1.73%, 1.01%, 1.22%, 0.76% and 0.65%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 1.10% for Class A shares, 1.30% for Class A2 shares, 1.80% for Class C shares, 1.10% for Class FI shares, 1.35% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any

VI	Western Asset Total Return Unconstrained Fund

amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 29, 2017

RISKS: Fixed-income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. High-yield securities, commonly known as “junk bonds,” include greater price volatility, illiquidity and possibility of default. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The use of leverage may increase volatility and possibility of loss. Potential active and frequent trading may result in higher transaction costs and increased investor liability. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

Western Asset Total Return Unconstrained Fund	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

ix

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[x]

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xii

The ICE BofAML USD LIBOR 3-Month Constant Maturity Index (known as the BofA Merrill Lynch USD LIBOR 3-Month Constant Maturity Index prior to October 23, 2017) is based on the assumed purchase of a synthetic instrument having three months to maturity and with a coupon equal to the closing quote for three-month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing three-month LIBOR rate) and is rolled into a new three-month instrument. The index, therefore, will always have a constant maturity equal to exactly three months.

VIII	Western Asset Total Return Unconstrained Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of November 30, 2017 and May 31, 2017 and does not include derivatives, such as forward foreign currency contracts, futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2017 and held for the six months ended November 30, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.48%	$1,000.00	$1,034.80	1.10%	$5.61	Class A	5.00%	$1,000.00	$1,019.55	1.10%	$5.57
Class A2	3.44	1,000.00	1,034.40	1.18	6.02	Class A2	5.00	1,000.00	1,019.15	1.18	5.97
Class C	3.16	1,000.00	1,031.60	1.73	8.81	Class C	5.00	1,000.00	1,016.39	1.73	8.74
Class FI	3.53	1,000.00	1,035.30	1.02	5.20	Class FI	5.00	1,000.00	1,019.95	1.02	5.16
Class R	3.37	1,000.00	1,033.70	1.34	6.83	Class R	5.00	1,000.00	1,018.35	1.34	6.78
Class I	3.67	1,000.00	1,036.70	0.75	3.83	Class I	5.00	1,000.00	1,021.31	0.75	3.80
Class IS	3.82	1,000.00	1,038.20	0.65	3.32	Class IS	5.00	1,000.00	1,021.81	0.65	3.29

2	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

[1]	For the six months ended November 30, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — November 30, 2017

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Total Return	— Western Asset Total Return Unconstrained Fund

4	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — November 30, 2017

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA Total Return	— Western Asset Total Return Unconstrained Fund

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited)

November 30, 2017

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 24.2%
U.S. Government Agencies — 3.9%
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.750%	4/9/18	58,159,000	$58,024,943
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	2,000,000	1,926,171
Total U.S. Government Agencies				59,951,114
U.S. Government Obligations — 20.3%
U.S. Treasury Bonds	3.750%	11/15/43	83,960,000	98,571,008
U.S. Treasury Bonds	3.000%	5/15/45	11,260,000	11,634,967
U.S. Treasury Bonds	3.000%	2/15/47	40,460,000	41,800,237
U.S. Treasury Bonds	3.000%	5/15/47	27,300,000	28,206,979
U.S. Treasury Notes	0.625%	4/30/18	30,000	29,906
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.174%)	1.463%	7/31/18	45,080,000	45,144,775	(a)
U.S. Treasury Notes	1.625%	7/31/19	630,000	628,487
U.S. Treasury Notes	1.375%	2/15/20	900,000	891,193
U.S. Treasury Notes	1.625%	6/30/20	650,000	646,052
U.S. Treasury Notes	1.375%	4/30/21	7,270,000	7,123,038
U.S. Treasury Notes	1.375%	5/31/21	8,800,000	8,614,891
U.S. Treasury Notes	1.125%	6/30/21	1,680,000	1,628,911
U.S. Treasury Notes	1.875%	1/31/22	110,000	109,076
U.S. Treasury Notes	1.875%	4/30/22	1,910,000	1,890,937
U.S. Treasury Notes	2.000%	11/30/22	6,610,000	6,565,331
U.S. Treasury Notes	1.375%	8/31/23	2,530,000	2,414,273
U.S. Treasury Notes	2.125%	3/31/24	16,560,000	16,409,925
U.S. Treasury Notes	2.000%	5/31/24	14,670,000	14,416,140
U.S. Treasury Notes	2.000%	2/15/25	15,810,000	15,466,627
U.S. Treasury Notes	2.250%	11/15/25	2,820,000	2,795,986
U.S. Treasury Notes	2.375%	5/15/27	2,240,000	2,230,769
U.S. Treasury Notes	2.250%	8/15/27	2,370,000	2,333,108
Total U.S. Government Obligations				309,552,616
Total U.S. Government & Agency Obligations (Cost — $368,237,720)				369,503,730
Asset-Backed Securities — 5.1%
AASET, 2014-1 B	7.375%	12/15/29	1,361,346	1,374,960	(a)
Access Group Inc., 2004-A B1 (28 day Auction Rate Security)	2.334%	7/1/39	7,400,000	7,083,199	(a)
American Money Management Corp., 2016-18A D (3 mo. USD LIBOR + 5.000%)	6.317%	5/26/28	2,000,000	2,026,010	(a)(b)
American Money Management Corp., 2017-20A E (3 mo. USD LIBOR + 5.810%)	7.163%	4/17/29	2,300,000	2,340,892	(a)(b)
American Money Management Corp., 2017-21A E (3 mo. USD LIBOR + 6.500%)	7.951%	11/2/30	2,926,000	2,940,630	(a)(b)

See Notes to Financial Statements.

6	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Amortizing Residential Collateral Trust, 2005-BC5 M1 (1 mo. USD LIBOR + 1.035%)	2.364%	7/25/32	154,476	$153,343	(a)
Ares CLO Ltd., 2017-44A D (3 mo. USD LIBOR + 6.550%)	7.864%	10/15/29	3,700,000	3,835,664	(a)(b)
Asset-Backed Securities Corp. Home Equity Loan Trust, 2005-HE3 M4 (1 mo. USD LIBOR + 0.945%)	2.274%	4/25/35	1,121,069	1,127,003	(a)
Avery Point CLO Ltd., 2015-6A E1 (3 mo. USD LIBOR + 5.500%)	6.891%	8/5/27	750,000	757,628	(a)(b)
Babson CLO Ltd., 2017-1A F (3 mo. USD LIBOR + 7.450%)	8.731%	7/18/29	1,680,000	1,612,514	(a)(b)
Benefit Street Partners CLO Ltd., 2014-IVA CR (3 mo. USD LIBOR + 4.050%)	5.413%	1/20/29	1,500,000	1,524,569	(a)(b)
Carlyle Global Market Strategies, 2017-2A C (3 mo. USD LIBOR + 3.700%)	5.032%	7/20/31	3,250,000	3,334,636	(a)(b)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	7.363%	4/20/29	3,300,000	3,359,426	(a)(b)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	2,490,000	2,490,891	(b)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. USD LIBOR + 0.120%)	1.359%	4/15/37	2,426,232	2,300,087	(a)
Credit-Based Asset Servicing and Securitization LLC, 2006-CB1 AV1 (1 mo. USD LIBOR + 0.480%)	1.809%	1/25/36	2,708,142	2,671,881	(a)
Dryden Senior Loan Fund, 2015-40A E (3 mo. USD LIBOR + 5.950%)	7.366%	8/15/28	2,590,000	2,600,124	(a)(b)
Encore Credit Receivables Trust, 2005-4 M5 (1 mo. USD LIBOR + 0.650%)	1.979%	1/25/36	3,160,000	2,400,231	(a)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. USD LIBOR + 0.100%)	1.429%	8/25/36	400,572	194,075	(a)
GoldenTree Loan Opportunities Ltd., 2015-10A E2 (3 mo. USD LIBOR + 5.200%)	6.563%	7/20/27	3,500,000	3,545,458	(a)(b)
Greenpoint Manufactured Housing, 2001-2 IA2 (Auction Rate Security)	4.731%	2/20/32	250,000	238,394	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2 (Auction Rate Security)	4.724%	3/13/32	350,000	334,485	(a)
Hertz Vehicle Financing LLC, 2016-2A C	4.990%	3/25/22	3,260,000	3,272,076	(b)
Indymac Manufactured Housing Contract, 1998-2 A2	6.170%	8/25/29	18,275	18,368
Jamestown CLO Ltd., 2015-8A D2 (3 mo. USD LIBOR + 6.750%)	8.109%	1/15/28	1,500,000	1,505,966	(a)(b)
Lehman XS Trust, 2006-16N A4B (1 mo. USD LIBOR + 0.240%)	1.569%	11/25/46	38,951	7,503	(a)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. USD LIBOR + 0.220%)	1.549%	6/25/46	14,490	9,077	(a)
Madison Park Funding Ltd., 2014-15A DR (3 mo. USD LIBOR + 5.440%)	6.815%	1/27/26	750,000	751,097	(a)(b)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	1.589%	6/25/46	189,943	179,353	(a)(b)
MidOcean Credit CLO, 2017-7A D (3 mo. USD LIBOR + 3.880%)	5.199%	7/15/29	1,500,000	1,527,580	(a)(b)
MP CLO Ltd., 2015-1A D (3 mo. USD LIBOR + 3.650%)	5.004%	4/18/27	1,250,000	1,252,659	(a)(b)
National Collegiate Student Loan Trust, 2007-4 A3L (1 mo. USD LIBOR + 0.850%)	2.179%	3/25/38	5,057,069	3,478,071	(a)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Neuberger Berman CLO Ltd., 2015-19A D (3 mo. USD LIBOR + 5.250%)	6.609%	7/15/27	2,500,000	$2,505,515	(a)(b)
Oaktree CLO Ltd., 2015-1A D (3 mo. USD LIBOR + 5.600%)	6.963%	10/20/27	1,400,000	1,405,352	(a)(b)
Oaktree CLO Ltd., 2015-1A DR	0.000%	10/20/27	1,250,000	1,250,000	(a)(b)(c)
Ocean Trails CLO, 2016-6A E (3 mo. USD LIBOR + 7.750%)	9.109%	7/15/28	750,000	795,000	(a)(b)
Option One Mortgage Loan Trust, 2005-1 A4 (1 mo. USD LIBOR + 0.800%)	2.129%	2/25/35	93,058	93,138	(a)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	2,797,269	2,760,205
RAAC Series, 2005-SP2 2A (1 mo. USD LIBOR + 0.300%)	1.629%	6/25/44	1,394,049	1,236,707	(a)
SLM Student Loan Trust, 2008-6 A4 (3 mo. USD LIBOR + 1.100%)	2.467%	7/25/23	830,000	842,072	(a)
Symphony CLO Ltd., 2014-14A D2 (3 mo. USD LIBOR + 3.600%)	4.959%	7/14/26	1,500,000	1,524,443	(a)(b)
Thayer Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 3.700%)	5.063%	4/20/29	1,750,000	1,793,008	(a)(b)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	2,876,268	2,856,490
Voya CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 6.020%)	7.325%	6/7/30	1,300,000	1,327,287	(a)(b)
Total Asset-Backed Securities (Cost — $75,765,361)				78,637,067
Collateralized Mortgage Obligations (d) — 10.4%
Banc of America Funding Corp., 2015-R2 04A1 (1 mo. USD LIBOR + 0.165%)	1.494%	9/29/36	2,033,023	1,975,856	(a)(b)
Banc of America Funding Corp., 2015-R2 04A2 (1 mo. USD LIBOR + 0.165%)	1.633%	9/29/36	15,240,816	9,242,641	(a)(b)
Banc of America Funding Corp., 2015-R2 09A2	1.641%	3/27/36	5,798,335	4,085,808	(a)(b)
Banc of America Funding Corp., 2015-R2 10A1 (1 mo. USD LIBOR + 0.190%)	1.519%	6/29/37	1,725,863	1,703,923	(a)(b)
Banc of America Funding Corp., 2015-R4 6A1 (1 mo. USD LIBOR + 0.140%)	1.374%	8/27/36	2,300,416	2,292,683	(a)(b)
Banc of America Mortgage Securities Inc., 2004-A 1A1 (12 mo. USD LIBOR + 1.870%)	3.497%	2/25/34	15,303	15,337	(a)
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	6,700,000	5,718,886	(a)(b)(e)
Bear Stearns Alt-A Trust, 2004-11 1A2 (1 mo. USD LIBOR + 0.840%)	2.169%	11/25/34	15,858	15,817	(a)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1 (1 mo. USD LIBOR + 0.160%)	1.489%	1/25/37	2,917,225	2,789,184	(a)
BX Trust, 2017-IMC E (1 mo. USD LIBOR + 3.250%)	4.500%	10/15/32	2,180,000	2,189,548	(a)(b)
BX Trust, 2017-IMC F (1 mo. USD LIBOR + 4.250%)	5.500%	10/15/32	2,100,000	2,110,513	(a)(b)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	240,000	108,600
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	976,447	600,232	(a)
Citigroup Commercial Mortgage Trust, 2006-C5 AJ	5.482%	10/15/49	202,694	189,141
Citigroup Commercial Mortgage Trust, 2008-C7 AJ	6.421%	12/10/49	2,440,000	1,573,800	(a)

See Notes to Financial Statements.

8	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (d) — continued
Citigroup Mortgage Loan Trust Inc., 2005-9 1A1 (1 mo. USD LIBOR + 0.260%)	1.589%	11/25/35	212,992	$172,349	(a)
Commercial Mortgage Trust, 2013-CR09 E	4.396%	7/10/45	1,552,000	1,027,475	(a)(b)
Commercial Mortgage Trust, 2013-CR12 E	5.251%	10/10/46	630,000	465,224	(a)(b)
Commercial Mortgage Trust, 2016-SAVA B (1 mo. USD LIBOR + 2.300%)	3.535%	10/15/34	2,610,000	2,623,047	(a)(b)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	1,623,425	1,457,349
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	3.771%	11/25/35	8,181,892	939,214	(a)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. USD LIBOR + 0.260%)	1.589%	1/25/46	128,328	116,481	(a)
Countrywide Alternative Loan Trust, 2006-04CB 1A4, IO (-1.000 x 1 mo. USD LIBOR + 5.300%)	3.971%	4/25/36	10,388,729	1,818,739	(a)
Countrywide Alternative Loan Trust, 2006-08T1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	4.171%	4/25/36	5,862,056	904,211	(a)
Countrywide Alternative Loan Trust, 2006-21CB A6, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	4.271%	7/25/36	3,503,603	509,901	(a)
Countrywide Home Loan Mortgage Pass-Through Trust, 2001-HYB1 1A1 (1 year Treasury Constant Maturity Rate + 1.690%)	2.750%	6/19/31	6,410	6,402	(a)
Countrywide Home Loan Mortgage Pass-Through Trust, 2003-60 1A1 (12 mo. USD LIBOR + 1.910%)	3.500%	2/25/34	90,618	90,961	(a)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.487%	6/15/38	363,914	192,459	(a)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	6,392,682	5,409,881
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	3,463,346	3,417,197	(a)
Credit Suisse Mortgage Trust, 2014-11R 09A2 (1 mo. USD LIBOR + 0.140%)	1.374%	10/27/36	5,380,000	3,487,192	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 14A1 (1 mo. USD LIBOR + 0.200%)	1.434%	6/27/46	1,938,822	1,920,472	(a)(b)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	2,470,000	2,203,671	(b)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	4,280,000	3,626,462	(b)
Credit Suisse Mortgage Trust, 2015-02R 3A1	1.444%	4/27/36	1,904,437	1,850,386	(a)(b)
Credit Suisse Mortgage Trust, 2015-02R 7A1	2.728%	8/27/36	1,576,529	1,618,145	(a)(b)
Credit Suisse Mortgage Trust, 2015-02R 7A2	2.728%	8/27/36	3,860,789	3,394,104	(a)(b)
Credit Suisse Mortgage Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	8.854%	7/15/32	9,800,000	9,766,004	(a)(b)
CSAIL Commercial Mortgage Trust, 2015-C4 E	3.737%	11/15/48	1,790,000	1,327,164	(a)
CSAIL Commercial Mortgage Trust, 2016-C7 D	4.539%	11/15/49	2,170,000	1,661,929	(a)(b)
Deutsche Mortgage Securities Inc., 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	1.779%	6/25/34	46,587	43,573	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN1 M2 (1 mo. USD LIBOR + 7.150%)	8.478%	7/25/23	1,070,000	1,305,168	(a)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (d) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	11.987%	3/25/25	3,935,965	$5,340,936	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 M2 (1 mo. USD LIBOR + 1.300%)	2.629%	3/25/29	3,120,000	3,165,511	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.764%	7/25/21	1,541,269	74,806	(a)
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	89,278	104,960
Federal National Mortgage Association (FNMA), 2012-118 CI, IO	3.500%	12/25/39	1,220,681	137,844
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	6.228%	11/25/24	5,676,833	6,443,493	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	4.329%	10/25/29	5,540,000	5,742,465	(a)(b)
First Horizon Alternative Mortgage Securities, 2005-AA12 1A1 (6 mo. USD LIBOR + 1.880%)	3.508%	2/25/36	150,653	129,279	(a)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	14,607,789	104,701	(b)
GE Business Loan Trust, 2006-1A C (1 mo. USD LIBOR + 0.420%)	1.654%	5/15/34	463,234	429,612	(a)(b)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	396,293	341,983	(a)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.481%	9/16/46	8,725,978	152,527	(a)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.311%	2/16/53	3,970,451	93,375	(a)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.072%	9/16/44	5,314,106	279,533	(a)
Government National Mortgage Association (GNMA), 2014-016 IO, IO	0.801%	6/16/55	734,721	31,009	(a)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	0.382%	2/16/48	1,193,849	44,361	(a)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.869%	9/16/55	2,826,306	155,857	(a)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.636%	1/16/55	66,578,011	2,034,877	(a)
Government National Mortgage Association (GNMA), 2016-140 IO, IO	0.936%	5/16/58	15,016,318	1,151,801	(a)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.230%)	1.559%	4/25/36	143,720	155,724	(a)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	265,876	250,882
GS Mortgage Securities Trust, 2013-GC14 F	4.922%	8/10/46	890,000	682,826	(a)(b)
GS Mortgage Securities Trust, 2014-GC24 D	4.662%	9/10/47	2,500,000	2,098,909	(a)(b)
GS Mortgage Securities Trust, 2015-GC28	4.471%	2/10/48	2,000,000	1,605,519	(a)(b)

See Notes to Financial Statements.

10	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (d) — continued
GS Mortgage Securities Trust, 2015-GS1 D	3.268%	11/10/48	1,705,042	$1,378,908
GSMPS Mortgage Loan Trust, 2006-RP1 1AF1 (1 mo. USD LIBOR + 0.350%)	1.679%	1/25/36	1,415,401	1,230,944	(a)(b)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	1.463%	11/19/46	207,267	179,293	(a)
Indymac INDX Mortgage Loan Trust, 2006-AR11 5A1	3.726%	6/25/36	3,202,834	2,604,828	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 D	4.094%	11/15/47	2,080,000	1,626,859	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C27 F	3.000%	2/15/48	2,700,000	1,356,890	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C27 G	3.000%	2/15/48	2,049,500	871,240	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.138%	4/17/45	1,590,744	1,310,551	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	1,810,000	1,503,791	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.989%	2/12/49	6,310,000	4,710,866	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.134%	2/15/51	530,115	520,787	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M (1 mo. USD LIBOR + 6.225%)	7.459%	10/15/19	1,700,000	1,723,314	(a)(b)
JPMorgan Reremic, 2014-6 3A1 (1 mo. USD LIBOR + 0.210%)	1.444%	7/27/46	2,533,881	2,522,988	(a)(b)
Lehman Mortgage Trust, 2007-1 2A3, IO (-1.000 x 1 mo. USD LIBOR + 6.630%)	5.301%	2/25/37	4,116,358	1,125,900	(a)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3 (12 mo. USD LIBOR + 2.000%)	3.803%	5/25/34	64,842	64,935	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	1,327,928	1,112,996	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	1,712,404	1,435,241	(a)(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.147%	9/12/49	496,277	410,235	(a)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	868,881	705,419
Nomura Asset Acceptance Corp., 2006-AF2 4A	4.212%	8/25/36	188,598	163,277	(a)
Residential Accredit Loans Inc., 2006-QO3 A1 (1 mo. USD LIBOR + 0.210%)	1.539%	4/25/46	4,894,750	2,543,527	(a)
Residential Accredit Loans Inc., 2006-QO3 A2 (1 mo. USD LIBOR + 0.260%)	1.589%	4/25/46	774,149	409,834	(a)
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	4.221%	2/25/36	11,145,981	2,003,024	(a)
Sequoia Mortgage Trust, 2007-4 4A1 (12 mo. USD LIBOR + 1.850%)	3.461%	7/20/47	1,616,214	1,476,700	(a)
Structured ARM Loan Trust, 2004-04 3A2 (6 mo. USD LIBOR + 2.020%)	3.520%	4/25/34	237,621	241,254	(a)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	2,080,000	1,377,933	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	3,650,000	1,644,562	(a)(b)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (d) — continued
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR3 A1B (12 mo. Monthly Treasury Average Index + 1.000%)	2.001%	2/25/46	3,602,293	$3,295,060	(a)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	1,027,145	1,019,895	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	750,000	504,165	(b)
Wells Fargo Commercial Mortgage Trust, 2015-C26 E	3.250%	2/15/48	1,730,000	1,071,112	(b)
Wells Fargo Mortgage-Backed Securities Trust, 2005-AR9 4A1 (1 year Treasury Constant Maturity Rate + 2.490%)	3.492%	5/25/35	66,224	66,617	(a)
Total Collateralized Mortgage Obligations (Cost — $160,330,638)				158,932,864
Corporate Bonds & Notes — 22.4%
Consumer Discretionary — 2.6%
Auto Components — 0.5%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,160,000	1,195,519	(b)
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	350,000	362,688
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	380,000	395,200
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	200,000	207,810
IHO Verwaltungs GmbH, Senior Secured Bonds (4.500% Cash or 5.250% PIK)	4.500%	9/15/23	2,030,000	2,083,287	(b)(f)
IHO Verwaltungs GmbH, Senior Secured Bonds (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	480,000	487,200	(b)(f)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	1,590,000	1,689,375	(b)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,730,000	1,849,595	(b)
Total Auto Components				8,270,674
Automobiles — 0.2%
General Motors Co., Senior Notes	3.500%	10/2/18	1,180,000	1,193,939
General Motors Financial Co. Inc., Senior Notes	3.250%	5/15/18	110,000	110,693
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	500,000	527,049
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	120,000	121,820
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	800,000	836,997
Total Automobiles				2,790,498
Hotels, Restaurants & Leisure — 0.1%
Aramark Services Inc., Senior Notes	5.000%	4/1/25	1,020,000	1,087,575	(b)
Household Durables — 0.2%
Lennar Corp., Senior Notes	4.750%	11/15/22	500,000	530,000
Lennar Corp., Senior Notes	4.500%	4/30/24	380,000	392,825
NVR Inc., Senior Notes	3.950%	9/15/22	40,000	41,858
Toll Brothers Finance Corp., Senior Notes	4.000%	12/31/18	300,000	305,625
Toll Brothers Finance Corp., Senior Notes	5.875%	2/15/22	440,000	483,450

See Notes to Financial Statements.

12	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Household Durables — continued
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	930,000	$962,550
Total Household Durables				2,716,308
Internet & Direct Marketing Retail — 0.4%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	3,230,000	3,380,706	(b)
Amazon.com Inc., Senior Notes	4.050%	8/22/47	3,190,000	3,337,837	(b)
Total Internet & Direct Marketing Retail				6,718,543
Media — 0.9%
21st Century Fox America Inc., Senior Bonds	8.450%	8/1/34	440,000	633,411
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	50,000	65,326
DISH DBS Corp., Senior Notes	7.875%	9/1/19	620,000	665,080
DISH DBS Corp., Senior Notes	6.750%	6/1/21	820,000	875,350
DISH DBS Corp., Senior Notes	5.875%	7/15/22	1,000,000	1,032,500
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	2,460,000	2,679,186	(b)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	2,040,000	2,115,888	(b)
SFR Group SA, Senior Secured Bonds	6.000%	5/15/22	560,000	565,253	(b)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	200,000	197,250	(b)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	800,000	808,904	(b)
Time Warner Cable LLC, Debentures	7.300%	7/1/38	650,000	803,523
Time Warner Cable LLC, Senior Notes	4.000%	9/1/21	1,520,000	1,563,190
Time Warner Cable LLC, Senior Notes	6.750%	6/15/39	210,000	246,119
UBM PLC, Notes	5.750%	11/3/20	920,000	957,175	(b)
Total Media				13,208,155
Multiline Retail — 0.1%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	1,710,000	1,797,638
Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	2,540,000	2,600,325	(b)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,120,000	1,172,506
Total Textiles, Apparel & Luxury Goods				3,772,831
Total Consumer Discretionary				40,362,222
Consumer Staples — 0.9%
Beverages — 0.2%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	2,620,000	2,691,789
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	660,000	748,057
Total Beverages				3,439,846
Food & Staples Retailing — 0.2%
Cencosud SA, Senior Notes	4.875%	1/20/23	648,000	682,378	(g)
CVS Health Corp., Senior Notes	2.750%	12/1/22	600,000	591,334
CVS Health Corp., Senior Notes	4.000%	12/5/23	620,000	646,500

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Food & Staples Retailing — continued
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	18,009	$19,328	(b)
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	61,400	68,129
Kroger Co., Senior Notes	3.400%	4/15/22	350,000	358,814
Kroger Co., Senior Notes	5.150%	8/1/43	560,000	590,224
Total Food & Staples Retailing				2,956,707
Food Products — 0.1%
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	1,470,000	1,595,973
Tobacco — 0.4%
BAT Capital Corp., Senior Notes	3.557%	8/15/27	2,230,000	2,232,196	(b)
BAT Capital Corp., Senior Notes	4.540%	8/15/47	2,090,000	2,169,434	(b)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	600,000	607,685
Reynolds American Inc., Senior Notes	8.125%	6/23/19	810,000	880,714
Total Tobacco				5,890,029
Total Consumer Staples				13,882,555
Energy — 5.6%
Energy Equipment & Services — 0.2%
Ensco PLC, Senior Notes	8.000%	1/31/24	460,000	453,100
Halliburton Co., Senior Bonds	3.800%	11/15/25	1,490,000	1,537,690
Halliburton Co., Senior Notes	4.850%	11/15/35	910,000	998,204
Total Energy Equipment & Services				2,988,994
Oil, Gas & Consumable Fuels — 5.4%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	440,000	459,232
Anadarko Petroleum Corp., Senior Bonds	7.950%	6/15/39	2,330,000	3,148,521
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	2,890,000	3,055,142
Antero Resources Corp., Senior Notes	5.000%	3/1/25	830,000	848,675
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	1,070,000	1,096,015
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	2,700,000	3,105,000	(b)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	450,000	465,187	(b)
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	46,000	49,278	(b)
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	120,000	111,000
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	3,490,000	3,532,330
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,340,000	1,440,500	(b)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	210,000	244,022
Devon Energy Corp., Senior Notes	5.600%	7/15/41	40,000	46,154
Devon Energy Corp., Senior Notes	5.000%	6/15/45	950,000	1,028,513
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	720,000	731,448

See Notes to Financial Statements.

14	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Ecopetrol SA, Senior Notes	5.875%	9/18/23	2,200,000	$2,461,250
Ecopetrol SA, Senior Notes	5.375%	6/26/26	350,000	377,125
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,620,000	1,640,250
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	1,410,000	1,518,179
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	4,550,000	4,754,755	(b)
Kerr-McGee Corp., Notes	6.950%	7/1/24	380,000	449,237
Kinder Morgan Energy Partners LP, Senior Notes	3.950%	9/1/22	360,000	372,995
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	1,220,000	1,566,934
Kinder Morgan Inc., Senior Secured Notes	5.000%	2/15/21	160,000	170,590	(b)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	2,360,000	2,673,337	(g)
LUKOIL International Finance BV, Senior Notes	6.125%	11/9/20	1,400,000	1,523,214	(b)
LUKOIL International Finance BV, Senior Notes	6.656%	6/7/22	350,000	396,469	(g)
MPLX LP, Senior Notes	4.875%	6/1/25	550,000	589,944
Noble Energy Inc., Senior Notes	4.150%	12/15/21	800,000	837,573
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	180,000	183,825
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	180,000	193,676
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	1,010,000	1,048,195
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	5,090,000	5,041,645
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,170,000	2,312,894
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	5,040,000	4,844,700
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	280,000	320,180
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,400,000	3,189,200
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	5,000	5,117	(b)
QEP Resources Inc., Senior Notes	6.875%	3/1/21	330,000	358,463
QEP Resources Inc., Senior Notes	5.250%	5/1/23	305,000	310,338
Range Resources Corp., Senior Notes	5.875%	7/1/22	200,000	206,500
Range Resources Corp., Senior Notes	5.000%	3/15/23	170,000	169,150
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	411,600
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	1,960,000	2,148,998
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	2,240,000	2,444,361	(b)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	2,540,000	2,873,375	(b)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,360,000	2,466,660	(b)
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	317,082	323,424	(b)
Shell International Finance BV, Senior Notes	4.375%	5/11/45	2,140,000	2,307,756
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,720,000	2,206,589
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	3,110,000	3,226,625	(b)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	2,990,000	3,065,647	(b)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	30,000	$30,225
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	820,000	824,100
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	220,000	232,925
WPX Energy Inc., Senior Notes	6.000%	1/15/22	20,000	20,700
WPX Energy Inc., Senior Notes	8.250%	8/1/23	2,660,000	3,015,775
Total Oil, Gas & Consumable Fuels				82,475,512
Total Energy				85,464,506
Financials — 5.5%
Banks — 3.9%
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	12/18/17	370,000	335,775	(a)(h)
Banco Mercantil De Norte, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	260,000	275,343	(a)(b)(h)
Banco Mercantil De Norte, Junior Subordinated Notes (7.625% to 1/6/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	260,000	284,375	(a)(b)(h)
Bank of America Corp., Senior Notes	3.875%	8/1/25	600,000	629,640
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	300,000	304,467	(a)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	1,720,000	1,776,401
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,930,000	2,027,442
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,120,000	1,371,015	(b)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	950,000	1,102,000	(a)(b)(h)
BPCE SA, Subordinated Bonds (12.500% to 9/30/19 then 3 mo. USD LIBOR + 12.980%)	12.500%	9/30/19	1,022,000	1,197,661	(a)(b)(h)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,680,000	2,908,593	(b)
CIT Group Inc., Senior Notes	5.000%	8/15/22	824,000	882,710
Citigroup Inc., Junior Subordinated Bonds (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,310,000	1,413,163	(a)(h)
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,308,000	1,465,129
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,680,000	1,893,382
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,610,000	2,746,307
Compass Bank, Subordinated Notes	3.875%	4/10/25	560,000	561,009
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	2,150,000	2,315,806
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	300,000	317,158
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	1,300,000	1,436,500	(a)(b)(h)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	1,650,000	1,985,485	(a)(b)(h)

See Notes to Financial Statements.

16	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
HSBC Holdings PLC, Junior Subordinated Bonds (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	300,000	$322,650	(a)(h)
HSBC Holdings PLC, Junior Subordinated Bonds (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	780,000	821,340	(a)(h)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	440,000	467,616
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,050,000	1,091,945
ING Bank NV, Subordinated Notes	5.800%	9/25/23	1,300,000	1,469,980	(b)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	1,230,000	1,259,270	(b)
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	2,090,000	2,100,329
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	1,230,000	1,291,911
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	910,000	972,367	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,700,000	1,882,836
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	7,320,000	7,785,660
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	900,000	942,879	(b)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,390,000	1,650,563	(b)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	1/2/18	130,000	131,056	(a)(h)
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	4,768,000	5,122,330
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	820,000	853,563
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	3,740,000	3,944,109
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	460,000	540,875
Total Banks				59,880,640
Capital Markets — 0.6%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	310,000	332,089
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	2,110,000	2,388,143
Goldman Sachs Capital II, Junior Subordinated Bonds (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	1/2/18	75,000	66,241	(a)(h)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	740,000	831,669
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	600,000	667,370
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	1,910,000	2,544,318
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,610,000	1,684,468
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	530,000	602,435
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	1/2/18	100,000	0	*(e)(h)(i)(j)(k)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	2,350,000	0	*(e)(i)(j)(k)
State Street Corp., Subordinated Notes	3.100%	5/15/23	350,000	354,322
Total Capital Markets				9,471,055
Consumer Finance — 0.3%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	1,140,000	1,514,775

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Consumer Finance — continued
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	583,000		$651,154
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	1,288,000		1,407,140
Navient Corp., Senior Notes	5.500%	1/15/19	640,000		657,280
Total Consumer Finance					4,230,349
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	1,850,000		1,971,455
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	1,440,000		1,465,852
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	1,150,000		1,208,335
DAE Funding LLC, Senior Notes	4.500%	8/1/22	232,000		231,420	(b)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	220,000		220,550	(b)
Indian Railway Finance Corp. Ltd., Senior Secured Bonds	7.270%	6/15/27	100,000,000	INR	1,540,898
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	170,000		174,462	(b)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,290,000		1,323,862	(b)
Power Finance Corp. Ltd., Senior Bonds	7.280%	6/10/22	100,000,000	INR	1,547,323
Total Diversified Financial Services					9,684,157
Insurance — 0.1%
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	830,000		952,325
Total Financials					84,218,526
Health Care — 1.7%
Biotechnology — 0.1%
Celgene Corp., Senior Notes	3.625%	5/15/24	160,000		164,010
Celgene Corp., Senior Notes	5.000%	8/15/45	460,000		508,231
Total Biotechnology					672,241
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	1,000,000		1,097,267
Becton, Dickinson & Co., Senior Notes	3.700%	6/6/27	4,110,000		4,110,941
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	2,750,000		2,617,656	(b)
Total Health Care Equipment & Supplies					7,825,864
Health Care Providers & Services — 0.9%
Aetna Inc., Senior Notes	2.800%	6/15/23	170,000		167,539
Anthem Inc., Senior Notes	3.125%	5/15/22	500,000		504,465
BioScrip Inc., Senior Notes	8.875%	2/15/21	1,120,000		1,008,000
Cardinal Health Inc., Senior Notes	3.410%	6/15/27	1,150,000		1,127,238
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	1,740,000		1,626,822
Centene Corp., Senior Notes	4.750%	5/15/22	400,000		417,204

See Notes to Financial Statements.

18	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Centene Corp., Senior Notes	6.125%	2/15/24	220,000	$235,950
Centene Corp., Senior Notes	4.750%	1/15/25	310,000	318,773
Dignity Health, Secured Bonds	5.267%	11/1/64	860,000	909,610
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	430,000	445,240	(b)
HCA Inc., Senior Notes	7.500%	2/15/22	540,000	610,200
HCA Inc., Senior Notes	5.875%	5/1/23	1,170,000	1,243,125
HCA Inc., Senior Secured Notes	5.250%	6/15/26	10,000	10,644
HCA Inc., Senior Secured Notes	5.500%	6/15/47	160,000	162,400
Humana Inc., Senior Notes	3.150%	12/1/22	1,160,000	1,169,219
Humana Inc., Senior Notes	8.150%	6/15/38	480,000	708,468
Humana Inc., Senior Notes	4.625%	12/1/42	180,000	192,930
UnitedHealth Group Inc., Senior Notes	4.625%	7/15/35	1,200,000	1,373,105
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,580,000	1,592,324
Total Health Care Providers & Services				13,823,256
Pharmaceuticals — 0.2%
Mallinckrodt International Finance SA, Senior Notes	3.500%	4/15/18	700,000	699,125
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	80,000	70,887
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	580,000	484,165
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	140,000	139,125	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	1,900,000	1,881,000	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	190,000	166,687	(b)
Total Pharmaceuticals				3,440,989
Total Health Care				25,762,350
Industrials — 0.6%
Aerospace & Defense — 0.0%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	560,000	583,800	(b)
Airlines — 0.1%
Air 2 U.S., Notes	8.027%	10/1/19	61,602	63,489	(b)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.820%	5/1/18	6,840	6,908	(e)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	1,562,638	1,698,994
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	8,447	9,164
U.S. Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	26,039	26,430
Total Airlines				1,804,985
Commercial Services & Supplies — 0.1%
Republic Services Inc., Senior Notes	5.500%	9/15/19	290,000	306,143
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	310,000	328,212

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
Waste Management Inc., Senior Notes	3.500%	5/15/24	430,000	$444,242
West Corp., Senior Secured Notes	4.750%	7/15/21	40,000	40,600	(b)
Total Commercial Services & Supplies				1,119,197
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	4.150%	11/2/42	1,170,000	1,199,310
Industrial Conglomerates — 0.2%
Alfa SAB de CV, Senior Notes	5.250%	3/25/24	700,000	743,750	(b)
General Electric Co., Senior Notes	5.875%	1/14/38	1,320,000	1,671,093
General Electric Co., Senior Notes	6.875%	1/10/39	670,000	951,161
Total Industrial Conglomerates				3,366,004
Machinery — 0.1%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	920,000	960,526	(b)
Trading Companies & Distributors — 0.0%
Beacon Escrow Corp., Senior Notes	4.875%	11/1/25	260,000	266,500	(b)
Total Industrials				9,300,322
Information Technology — 1.0%
IT Services — 0.2%
First Data Corp., Senior Notes	7.000%	12/1/23	60,000	63,750	(b)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	1,800,000	1,869,750	(b)
WEX Inc., Senior Notes	4.750%	2/1/23	830,000	851,269	(b)
Total IT Services				2,784,769
Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp., Senior Notes	3.700%	7/29/25	70,000	73,747
Intel Corp., Senior Notes	4.900%	7/29/45	810,000	975,317
Micron Technology Inc., Senior Notes	5.250%	1/15/24	80,000	83,800	(b)
Micron Technology Inc., Senior Notes	5.500%	2/1/25	11,000	11,687
Total Semiconductors & Semiconductor Equipment				1,144,551
Software — 0.2%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	1,690,000	1,630,078
Microsoft Corp., Senior Notes	3.300%	2/6/27	2,450,000	2,526,697
Total Software				4,156,775
Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	4,130,000	4,184,238	(b)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	3,410,000	3,563,141	(b)
Total Technology Hardware, Storage & Peripherals				7,747,379
Total Information Technology				15,833,474

See Notes to Financial Statements.

20	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Materials — 2.3%
Chemicals — 0.6%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	2,910,000	$3,502,912	(g)
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	1,200,000	1,333,863
OCP SA, Senior Notes	5.625%	4/25/24	3,460,000	3,700,633	(b)
Westlake Chemical Corp., Senior Notes	4.875%	5/15/23	830,000	869,425
Total Chemicals				9,406,833
Construction Materials — 0.0%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	250,000	263,125	(b)
Containers & Packaging — 0.1%
Pactiv LLC, Senior Notes	7.950%	12/15/25	500,000	568,125
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.750%	10/15/20	660,000	671,962
WestRock RKT Co., Senior Notes	3.500%	3/1/20	70,000	71,317
WestRock RKT Co., Senior Notes	4.000%	3/1/23	40,000	41,629
Total Containers & Packaging				1,353,033
Metals & Mining — 1.6%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	4,540,000	5,018,062	(b)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	1,850,000	1,838,427	(b)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	285,379	(b)
ArcelorMittal SA, Senior Notes	7.500%	10/15/39	1,520,000	1,919,000
ArcelorMittal SA, Senior Notes	7.250%	3/1/41	840,000	1,051,050
Arconic Inc., Senior Notes	5.870%	2/23/22	1,170,000	1,272,492
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	456,468
BHP Billiton Finance USA Ltd., Subordinated Notes (USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	1,330,000	1,557,629	(a)(b)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	600,000	669,000	(b)
Freeport-McMoRan Inc., Senior Notes	6.500%	11/15/20	44,000	44,882
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	380,000	416,594
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	120,000	124,572	(b)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,490,000	1,480,783	(b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,460,000	7,916,795
Total Metals & Mining				24,051,133
Total Materials				35,074,124
Real Estate — 0.2%
Real Estate Management & Development — 0.2%
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	2,580,000	2,674,841	(g)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Telecommunication Services — 1.3%
Diversified Telecommunication Services — 0.6%
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	1,940,000		$1,963,965	(b)
British Telecommunications PLC, Bonds	9.125%	12/15/30	1,710,000		2,541,050
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,900,000		3,103,870	(b)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	230,000		244,191
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	1,390,000		1,451,414
Total Diversified Telecommunication Services					9,304,490
Wireless Telecommunication Services — 0.7%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	590,000		618,025	(b)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	200,000		205,500	(b)
Sprint Capital Corp., Global Notes	6.900%	5/1/19	2,310,000		2,434,163
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	816,000		862,920	(b)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	4,810,000		5,556,752	(b)
Total Wireless Telecommunication Services					9,677,360
Total Telecommunication Services					18,981,850
Utilities — 0.7%
Electric Utilities — 0.6%
FirstEnergy Corp., Notes	7.375%	11/15/31	1,030,000		1,376,315
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	1,770,000		1,809,604
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	1,210,000		1,504,669
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	300,000		370,344
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	3,400,000		3,699,642	(g)
Total Electric Utilities					8,760,574
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., Senior Secured Notes	5.875%	1/15/24	230,000		238,050	(b)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	915,837		892,941
NTPC Ltd., Senior Secured Bonds	6.720%	11/24/21	50,000,000	INR	763,201
Total Independent Power and Renewable Electricity Producers					1,894,192
Total Utilities					10,654,766
Total Corporate Bonds & Notes (Cost — $323,341,149)					342,209,536
Mortgage-Backed Securities — 2.4%
FHLMC — 0.5%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	5/1/43-7/1/43	492,871		523,197
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	12/13/47	6,500,000		6,663,462	(l)
Total FHLMC					7,186,659

See Notes to Financial Statements.

22	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
FNMA — 1.5%
Federal National Mortgage Association (FNMA)	5.000%	1/1/39-7/1/39	568,326		$617,253
Federal National Mortgage Association (FNMA)	5.500%	5/1/40	548,747		607,732
Federal National Mortgage Association (FNMA)	3.500%	4/1/43-10/1/43	13,278,631		13,731,870
Federal National Mortgage Association (FNMA)	4.000%	4/1/43-7/1/43	1,356,138		1,434,235
Federal National Mortgage Association (FNMA)	3.000%	12/13/47	6,900,000		6,883,059	(l)
Total FNMA					23,274,149
GNMA — 0.4%
Government National Mortgage Association (GNMA) II	4.500%	4/20/41	143,678		153,048
Government National Mortgage Association (GNMA) II	3.000%	11/20/47	2,000,000		2,018,077
Government National Mortgage Association (GNMA) II	3.000%	12/20/47	4,100,000		4,132,031	(l)
Total GNMA					6,303,156
Total Mortgage-Backed Securities (Cost — $36,636,254)					36,763,964
Municipal Bonds — 0.4%
Florida — 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	870,000		932,701
Illinois — 0.3%
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	1,470,000		1,578,545
Illinois State, GO	5.100%	6/1/33	3,100,000		3,086,174
Total Illinois					4,664,719
Total Municipal Bonds (Cost — $5,361,431)					5,597,420
Non-U.S. Treasury Inflation Protected Securities — 3.2%
Germany — 0.5%
Bundesrepublik Deutscheland, Inflation Linked Bonds	0.100%	4/15/26	5,726,308	EUR	7,546,742	(g)
Japan — 2.7%
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/24	1,121,610,000	JPY	10,394,413
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	9/10/24	1,701,700,000	JPY	15,823,262
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	9/10/23	103,500,000	JPY	956,877
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/26	590,932,473	JPY	5,515,790
Japanese Government CPI Linked Bond, Senior Bonds	0.100%	3/10/25	1,003,000,000	JPY	9,344,223
Total Japan					42,034,565
Total Non-U.S. Treasury Inflation Protected Securities (Cost — $47,955,587)					49,581,307

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Senior Loans — 8.7%
Consumer Discretionary — 3.1%
Diversified Consumer Services — 0.2%
Prime Security Services Borrower LLC, 2016 First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.100%	5/2/22	2,783,000	$2,806,700	(a)(m)(n)
Hotels, Restaurants & Leisure — 1.6%
1011778 B.C. Unlimited Liability Co., Term Loan B3 (3 mo. LIBOR + 2.250%)	3.583-3.600%	2/16/24	1,224,271	1,225,801	(a)(m)(n)
Aristocrat Leisure Ltd., 2017 Term Loan B (3 mo. LIBOR + 2.000%)	3.363%	10/20/21	1,499,784	1,509,693	(a)(m)(n)
Boyd Gaming Corp., Term Loan B3 (1 Week LIBOR + 2.500%)	3.701%	9/15/23	1,439,031	1,447,688	(a)(m)(n)
Caesars Resort Collection LLC, 2017 First Lien Term Loan B	—	9/27/24	3,010,000	3,026,179	(o)
CCM Merger Inc., New Term Loan B (1 mo. LIBOR + 2.750%)	4.100%	8/8/21	818,758	822,954	(a)(m)(n)
Equinox Holdings Inc., 2017 Term Loan B (1 Week LIBOR + 3.250%)	4.492%	3/8/24	1,077,293	1,082,680	(a)(m)(n)
Four Seasons Hotels Ltd., New First Lien Term Loan (1 mo. LIBOR + 2.500%)	3.850%	11/30/23	2,778,850	2,796,466	(a)(m)(n)(o)
Golden Nugget Inc., 2017 Incremental Term Loan (2 mo. LIBOR + 3.250%)	4.554-4.656%	10/4/23	3,865,044	3,900,587	(a)(m)(n)(o)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 2.000%)	3.328%	10/25/23	2,781,774	2,799,318	(a)(m)(n)
Mohegan Tribal Gaming Authority, 2016 Term Loan B (1 mo. LIBOR + 4.000%)	5.350%	10/13/23	1,431,791	1,446,825	(a)(m)(n)
Scientific Games International Inc., 2017 Term Loan B4 (1 mo. LIBOR + 3.250%)	4.600-4.673%	8/14/24	3,010,000	3,042,216	(a)(m)(n)(o)
Station Casinos LLC, 2016 Term Loan B (1 mo. LIBOR + 2.500%)	3.820%	6/8/23	1,334,679	1,338,386	(a)(m)(n)
Total Hotels, Restaurants & Leisure				24,438,793
Media — 0.7%
CBS Radio Inc., 2017 Term Loan B	—	11/17/24	2,972,000	2,984,072	(o)
Charter Communications Operating LLC, 2016 Term Loan I Add (1 mo. LIBOR + 2.250%)	3.600%	1/15/24	3,118,729	3,138,005	(a)(m)(n)
Lions Gate Entertainment Corp., 2016 First Lien Term Loan (1 mo. LIBOR + 3.000%)	4.350%	12/8/23	870,271	872,084	(a)(m)(n)
Numericable Group SA, USD Term Loan B12 (3 mo. LIBOR + 3.000%)	4.349%	1/31/26	1,500,000	1,476,251	(a)(m)(n)
Univision Communications Inc., Term Loan C5 (1 mo. LIBOR + 2.750%)	4.100%	3/15/24	2,993,280	2,977,898	(a)(m)(n)(o)
Total Media				11,448,310

See Notes to Financial Statements.

24	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — 0.6%
Academy Ltd., 2015 Term Loan B (1 mo. LIBOR + 4.000%)	5.240-5.318%	7/1/22	2,006,240	$1,630,070	(a)(m)(n)
CWGS Group LLC, 2016 Term Loan (1 mo. LIBOR + 3.000%)	4.242-4.350%	11/8/23	1,131,450	1,139,701	(a)(m)(n)
Michaels Stores Inc., 2016 Term Loan B1 (1 mo. LIBOR + 2.750%)	3.995-4.100%	1/30/23	1,449,767	1,440,139	(a)(m)(n)
Party City Holdings Inc., 2016 Term Loan (3 mo. LIBOR + 3.000%)	4.340-4.580%	8/19/22	2,858,245	2,863,827	(a)(m)(n)
Petco Animal Supplies Inc., 2017 Term Loan B (3 mo. LIBOR + 3.000%)	4.380%	1/26/23	1,173,604	927,147	(a)(m)(n)
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	4.340%	3/11/22	1,522,042	1,310,542	(a)(m)(n)
Total Specialty Retail				9,311,426
Total Consumer Discretionary				48,005,229
Consumer Staples — 0.3%
Food & Staples Retailing — 0.1%
Albertsons LLC, USD 2017 Term Loan B6 (3 mo. LIBOR + 3.000%)	4.462%	6/22/23	2,372,853	2,309,246	(a)(m)(n)
Food Products — 0.2%
Post Holdings Inc., 2017 Series A Incremental Term Loan (1 mo. LIBOR + 2.250%)	3.600%	5/24/24	2,783,025	2,796,723	(a)(m)(n)
Total Consumer Staples				5,105,969
Financials — 0.1%
Capital Markets — 0.1%
RPI Finance Trust, Term Loan B6 (3 mo. LIBOR + 2.000%)	3.333%	3/27/23	1,292,887	1,299,466	(a)(m)(n)
Health Care — 1.0%
Health Care Equipment & Supplies — 0.1%
DJO Finance LLC, 2015 Term Loan (1 mo. LIBOR + 3.250%)	4.585-4.600%	6/8/20	984,887	977,962	(a)(m)(n)
Health Care Providers & Services — 0.7%
Air Medical Group Holdings Inc., Term Loan B (3 mo. LIBOR + 3.250%)	4.492%	4/28/22	2,106,426	2,103,136	(a)(m)(n)
DaVita HealthCare Partners Inc., Term Loan B (1 mo. LIBOR + 2.750%)	4.100%	6/24/21	989,770	1,000,529	(a)(m)(n)
HCA Inc., Term Loan B8 (1 mo. LIBOR + 2.250%)	3.600%	2/15/24	1,121,539	1,129,075	(a)(m)(n)
Jaguar Holding Co. II, 2017 Term Loan (3 mo. LIBOR + 2.750%)	4.083-4.100%	8/18/22	2,780,194	2,788,359	(a)(m)(n)
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 mo. LIBOR + 3.000%)	4.333%	6/7/23	2,914,697	2,920,684	(a)(m)(n)
RadNet Inc., Reprice Term Loan (3 mo. LIBOR + 3.750%)	5.110-7.000%	6/30/23	838,869	845,161	(a)(m)(n)
Total Health Care Providers & Services				10,786,944

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Technology — 0.1%
Change Healthcare Holdings Inc., 2017 Term Loan B (1 mo. LIBOR + 2.750%)	4.100%	3/1/24	945,250	$948,721	(a)(m)(n)
Life Sciences Tools & Services — 0.1%
PAREXEL International Corp., Term Loan B	—	9/27/24	3,000,000	3,020,625	(o)
Total Health Care				15,734,252
Industrials — 1.4%
Air Freight & Logistics — 0.3%
Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan B2 (1 mo. LIBOR + 2.250%)	3.533%	4/3/22	2,743,125	2,746,562	(a)(m)(n)
XPO Logistics Inc., 2017 Term Loan B (3 mo. LIBOR + 2.250%)	3.599%	11/1/21	1,824,047	1,834,541	(a)(m)(n)
Total Air Freight & Logistics				4,581,103
Airlines — 0.2%
American Airlines Inc., 2017 Incremental Term Loan	—	12/14/23	1,577,926	1,579,570	(o)
American Airlines Inc., 2017 Term Loan B (1 mo. LIBOR + 2.000%)	3.328%	6/26/20	1,462,529	1,464,540	(a)(m)(n)
Total Airlines				3,044,110
Building Products — 0.2%
Quikrete Holdings Inc., 2016 First Lien Term Loan (1 mo. LIBOR + 2.750%)	4.100%	11/15/23	3,010,100	3,022,225	(a)(m)(n)(o)
Commercial Services & Supplies — 0.2%
Brickman Group Ltd. LLC, First Lien Term Loan (1 mo. LIBOR + 3.000%)	4.283-4.380%	12/18/20	2,839,180	2,856,924	(a)(m)(n)
Professional Services — 0.2%
Trans Union LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	3.350%	4/10/23	2,786,449	2,801,250	(a)(m)(n)
Trading Companies & Distributors — 0.2%
Beacon Roofing Supply Inc., 2017 Term Loan B	—	8/23/24	2,950,000	2,963,959	(o)
Delos Finance Sarl, 2017 Term Loan B (3 mo. LIBOR + 2.000%)	3.333%	10/6/23	1,000,000	1,009,375	(a)(m)(n)
Total Trading Companies & Distributors				3,973,334
Transportation Infrastructure — 0.1%
Flying Fortress Inc., 2017 Term Loan (3 mo. LIBOR + 2.000%)	3.333%	10/30/22	1,210,000	1,222,887	(a)(e)(m)(n)
Total Industrials				21,501,833
Information Technology — 0.8%
Electronic Equipment, Instruments & Components — 0.1%
Zebra Technologies Corp., 2017 Term Loan B (3 mo. LIBOR + 2.000%)	3.371%	10/27/21	1,958,704	1,968,837	(a)(m)(n)(o)

See Notes to Financial Statements.

26	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — 0.2%
First Data Corp., 2024 USD Term Loan (1 mo. LIBOR + 2.250%)	3.563%	4/26/24	2,669,694	$2,674,699	(a)(m)(n)
Semiconductors & Semiconductor Equipment — 0.2%
ON Semiconductor Corp., 2017 First Lien Term Loan	—	3/31/23	3,010,000	3,026,931	(e)(o)
Software — 0.3%
Almonde Inc., USD First Lien Term Loan (3 mo. LIBOR + 3.500%)	4.979%	6/13/24	1,226,925	1,227,212	(a)(m)(n)
Dell Inc., 2017 First Lien Term Loan	—	9/7/23	1,740,000	1,743,517	(o)
Dell Inc., 2017 Term Loan A2 (1 mo. LIBOR + 1.750%)	3.100%	9/7/21	1,273,886	1,275,739	(a)(m)(n)
Total Software				4,246,468
Total Information Technology				11,916,935
Materials — 0.8%
Construction Materials — 0.2%
American Builders & Contractors Supply Co. Inc., 2017 Term Loan B (1 mo. LIBOR + 2.500%)	3.850%	10/31/23	2,834,080	2,849,134	(a)(m)(n)
Containers & Packaging — 0.6%
Berry Plastics Group Inc., Term Loan M (1 mo. LIBOR + 2.250%)	3.496-3.600%	10/1/22	2,791,132	2,803,126	(a)(m)(n)
BWAY Holding Co., 2017 Term Loan B (3 mo. LIBOR + 3.250%)	4.522-4.599%	4/3/24	2,786,775	2,803,030	(a)(m)(n)(o)
Reynolds Group Holdings Inc., USD 2017 Term Loan (1 mo. LIBOR + 2.750%)	4.100%	2/5/23	3,010,727	3,027,672	(a)(m)(n)(o)
Total Containers & Packaging				8,633,828
Total Materials				11,482,962
Real Estate — 0.4%
Equity Real Estate Investment Trusts (REITs) — 0.3%
Communications Sales & Leasing Inc., 2017 Term Loan B (1 mo. LIBOR + 3.000%)	4.350%	10/24/22	1,213,885	1,171,241	(a)(m)(n)
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B (1 mo. LIBOR + 2.250%)	3.600%	4/25/23	3,014,800	3,031,758	(a)(m)(n)(o)
Total Equity Real Estate Investment Trusts (REITs)				4,202,999
Real Estate Management & Development — 0.1%
CityCenter Holdings LLC, 2017 Term Loan B (1 mo. LIBOR + 2.500%)	3.850%	4/18/24	1,206,975	1,213,953	(a)(m)(n)
Realogy Corp., 2017 Term Loan B (1 mo. LIBOR + 2.250%)	3.600%	7/20/22	393,030	395,179	(a)(m)(n)
Total Real Estate Management & Development				1,609,132
Total Real Estate				5,812,131

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Telecommunication Services — 0.6%
Diversified Telecommunication Services — 0.4%
CenturyLink Inc., 2017 Term Loan B (1 mo. LIBOR + 2.750%)	4.100%	1/31/25	1,280,000		$1,231,067	(a)(m)(n)
Level 3 Financing Inc., 2017 Term Loan B (3 mo. LIBOR + 2.250%)	3.696%	2/22/24	1,270,000		1,270,794	(a)(m)(n)
Unitymedia Finance LLC, Term Loan B	—	9/30/25	3,010,000		3,013,762	(o)
Virgin Media Bristol LLC, 2017 USD Term Loan	—	1/31/26	1,236,199		1,237,082	(o)
Total Diversified Telecommunication Services					6,752,705
Wireless Telecommunication Services — 0.2%
CSC Holdings LLC, 2017 First Lien Term Loan (1 mo. LIBOR + 2.250%)	3.514%	7/17/25	1,283,861		1,277,441	(a)(m)(n)
Sprint Communications Inc., First Lien Term Loan B (1 mo. LIBOR + 2.500%)	3.875%	2/2/24	1,194,000		1,195,642	(a)(m)(n)
Total Wireless Telecommunication Services					2,473,083
Total Telecommunication Services					9,225,788
Utilities — 0.2%
Independent Power and Renewable Electricity Producers — 0.2%
Energy Future Intermediate Holding Co., LLC, 2017 DIP Term Loan (1 mo. LIBOR + 3.000%)	4.283-4.350%	6/30/18	2,980,000		2,992,105	(a)(m)(n)
Total Senior Loans (Cost — $133,938,368)					133,076,670
Sovereign Bonds — 9.2%
Argentina — 1.6%
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	1,720,000		1,832,522	(b)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,750,000		2,038,750	(b)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,270,000		2,539,903	(b)
Republic of Argentina, Bonds	22.750%	3/5/18	33,540,000	ARS	1,920,080
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	27.468%	6/21/20	52,360,000	ARS	3,232,238	(a)
Republic of Argentina, Bonds	18.200%	10/3/21	114,970,000	ARS	6,820,995
Republic of Argentina, Senior Bonds	5.625%	1/26/22	2,730,000		2,871,960
Republic of Argentina, Senior Bonds	7.500%	4/22/26	1,350,000		1,529,550
Republic of Argentina, Senior Bonds	7.125%	7/6/36	340,000		368,730
Republic of Argentina, Senior Bonds	7.625%	4/22/46	360,000		404,460
Republic of Argentina, Senior Notes	6.875%	1/26/27	1,100,000		1,203,950
Total Argentina					24,763,138
Brazil — 1.0%
Federative Republic of Brazil, Notes	10.000%	1/1/21	33,504,000	BRL	10,442,851
Federative Republic of Brazil, Notes	10.000%	1/1/23	13,490,000	BRL	4,123,922
Federative Republic of Brazil, Notes	10.000%	1/1/25	5,000,000	BRL	1,507,126
Total Brazil					16,073,899

See Notes to Financial Statements.

28	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†		Value
Ecuador — 0.6%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	1,420,000		$1,643,650	(b)
Republic of Ecuador, Senior Bonds	8.750%	6/2/23	800,000		870,000	(g)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	1,680,000		1,753,500	(g)
Republic of Ecuador, Senior Bonds	9.650%	12/13/26	960,000		1,081,200	(b)
Republic of Ecuador, Senior Notes	9.625%	6/2/27	1,650,000		1,845,937	(b)
Republic of Ecuador, Senior Notes	8.875%	10/23/27	1,490,000		1,581,099	(b)
Total Ecuador					8,775,386
Ghana — 0.3%
Republic of Ghana, Bonds	10.750%	10/14/30	3,080,000		4,170,126	(b)
Guatemala — 0.1%
Republic of Guatemala, Senior Notes	4.375%	6/5/27	2,200,000		2,200,000	(b)
India — 2.5%
Republic of India, Senior Bonds	6.840%	12/19/22	580,000,000	INR	8,981,041
Republic of India, Senior Bonds	7.350%	6/22/24	600,000,000	INR	9,455,136
Republic of India, Senior Bonds	7.590%	1/11/26	600,000,000	INR	9,559,569
Republic of India, Senior Bonds	7.590%	3/20/29	600,000,000	INR	9,485,332
Total India					37,481,078
Indonesia — 0.2%
Republic of Indonesia, Senior Notes	4.625%	4/15/43	1,310,000		1,354,511	(g)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	1,180,000		1,298,223	(g)
Total Indonesia					2,652,734
Mexico — 2.4%
United Mexican States, Senior Bonds	6.500%	6/9/22	338,026,900	MXN	17,704,413
United Mexican States, Senior Bonds	10.000%	12/5/24	19,150,000	MXN	1,188,565
United Mexican States, Senior Bonds	7.500%	6/3/27	146,140,000	MXN	7,967,644
United Mexican States, Senior Bonds	7.750%	11/13/42	117,201,900	MXN	6,424,575
United Mexican States, Senior Bonds	8.000%	11/7/47	55,430,000	MXN	3,122,642
Total Mexico					36,407,839
Nigeria — 0.1%
Republic of Nigeria, Senior Notes	7.625%	11/28/47	1,410,000		1,455,071	(b)
Russia — 0.2%
Russian Federal Bond, Bonds	8.150%	2/3/27	52,000,000	RUB	932,627
Russian Federal Bond, Bonds	7.050%	1/19/28	3,801,000	RUB	63,079
Russian Foreign Bond — Eurobond, Senior Bonds	4.875%	9/16/23	1,600,000		1,742,200	(b)
Total Russia					2,737,906
Uruguay — 0.2%
Republic of Uruguay, Senior Bonds	8.500%	3/15/28	32,900,000	UYU	1,138,933	(b)
Republic of Uruguay, Senior Notes	9.875%	6/20/22	61,530,000	UYU	2,261,949	(b)
Total Uruguay					3,400,882
Total Sovereign Bonds (Cost — $146,998,481)					140,118,059

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Total Return Unconstrained Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — 2.5%
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	2,981,488	$2,913,955
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	2,403,590	2,683,204
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	4,128,962	3,993,913
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	2,957,832	3,043,255
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	4,344,775	4,343,392
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/26	10,490,707	10,148,131
U.S. Treasury Notes, Inflation Indexed	0.375%	1/15/27	11,615,592	11,406,933
Total U.S. Treasury Inflation Protected Securities (Cost — $38,419,042)				38,532,783

			Shares
Preferred Stocks — 0.1%
Financials — 0.1%
Consumer Finance — 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost — $1,171,775)	7.201%		47,249	1,234,144	(a)

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
Eurodollar 1-Year Mid Curve Futures, Call @ $98.13	12/15/17	1,412	3,530,000	8,825
Eurodollar Futures, Call @ $98.50	12/18/17	1,413	3,532,500	17,663
Eurodollar Futures, Put @ $98.00	3/19/18	2,538	6,345,000	15,863
U.S. Treasury 2-Year Notes Futures, Call @ $107.75	12/22/17	282	564,000	4,407
U.S. Treasury 2-Year Notes Futures, Call @ $107.88	12/22/17	521	1,042,000	521
U.S. Treasury 2-Year Notes Futures, Call @ $108.00	12/22/17	199	398,000	199
U.S. Treasury 5-Year Notes Futures, Call @ $117.00	12/22/17	1,699	1,699,000	106,187
U.S. Treasury 5-Year Notes Futures, Call @ $117.25	12/22/17	353	353,000	13,789
U.S. Treasury 10-Year Notes Futures, Call @ $125.50	12/22/17	849	849,000	53,062
U.S. Treasury 10-Year Notes Futures, Call @ $126.00	12/22/17	3,396	3,396,000	106,125
U.S. Treasury 10-Year Notes Futures, Put @ $123.00	12/22/17	3,396	3,396,000	424,500
Total Exchange-Traded Purchased Options (Cost — $1,770,135)				751,141

See Notes to Financial Statements.

30	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — 0.0%
Credit default swaption with Goldman Sachs Group Inc. to sell protection on Markit CDX.NA.HY.29 Index, Call @ $108.00	Goldman Sachs Group Inc.	1/17/18	14,850,000	14,850,000	$31,719
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.HY.29 Index, Call @ $108.00	Bank of America N.A.	1/17/18	14,850,000	14,850,000	31,719
U.S. Dollar/Euro, Call @ $1.18	Bank of America N.A.	12/19/17	9,600,000	9,600,000	27,504
U.S. Dollar/Mexican Peso, Put @ 18.75 MXN	JPMorgan Chase & Co.	1/17/18	7,200,000	7,200,000	108,186
Total OTC Purchased Options (Cost — $241,907)					199,128
Total Purchased Options (Cost — $2,012,042)					950,269
Total Investments before Short-Term Investments (Cost — $1,340,167,848)					1,355,137,813

		Rate	Maturity Date	Face Amount †
Short-Term Investments — 12.1%
U.S. Government Agencies — 1.3%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $19,968,144)		1.222%	1/17/18	20,000,000	19,968,144	(p)

				Shares
Money Market Funds — 10.8%
Western Asset Government Cash Management Portfolio LLC (Cost — $165,491,022)		1.130%		165,491,022	165,491,022	(q)
Total Short-Term Investments (Cost — $185,459,166)					185,459,166
Total Investments — 100.8% (Cost — $1,525,627,014)					1,540,596,979
Liabilities in Excess of Other Assets — (0.8)%					(11,686,767)
Total Net Assets — 100.0%					$1,528,910,212

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Securities traded on a when-issued or delayed delivery basis.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Total Return Unconstrained Fund

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Security is valued using significant unobservable inputs (See Note 1).

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	The coupon payment on these securities is currently in default as of November 30, 2017.

(j)	Value is less than $1.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(l)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2017, the Fund held TBA securities with a total cost of $17,729,934.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(o)	All or a portion of this loan is unfunded as of November 30, 2017. The interest rate for fully unfunded term loans is to be determined.

(p)	Rate shown represents yield-to-maturity.

(q)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At November 30, 2017, the total market value of investments in Affiliated Companies was $165,491,022 and the cost was $165,491,022 (See Note 9).

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
ARS	— Argentine Peso
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
DIP	— Debtor-in-Possession
EUR	— Euro
GO	— General Obligation
INR	— Indian Rupee
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
RUB	— Russian Ruble
UYU	— Uruguayan Peso

See Notes to Financial Statements.

32	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
U.S. Treasury 5-Year Notes Futures, Call	1/26/18	$118.25	282	282,000	$8,812
U.S. Treasury 10-Year Notes Futures, Call	12/22/17	124.50	1,132	1,132,000	283,000
U.S. Treasury 10-Year Notes Futures, Call	12/22/17	127.50	848	848,000	13,250
U.S. Treasury 10-Year Notes Futures, Call	1/26/18	127.50	566	566,000	26,531
U.S. Treasury 10-Year Notes Futures, Put	12/22/17	124.50	1,132	1,132,000	795,938
Total Exchange-Traded Written Options (Premiums received — $1,496,497)					1,127,531

OTC Written Options
	Counterparty
Credit default swaption with Goldman Sachs Group Inc. to sell protection on Markit CDX.NA.HY.29 Index, Put	Goldman Sachs Group Inc.	1/17/18	$103.00		14,850,000	14,850,000	‡	16,597
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.HY.29 Index, Put	Bank of America N.A.	1/17/18	103.00		14,850,000	14,850,000	‡	16,597
U.S. Dollar/Euro, Put	Bank of America N.A.	12/19/17	1.23		9,600,000	9,600,000		6,115
U.S. Dollar/Mexican Peso, Call	JPMorgan Chase & Co.	1/17/18	20.25	MXN	7,200,000	7,200,000		10,814
U.S. Dollar/Mexican Peso, Put	Morgan Stanley and Co. Inc.	12/20/17	18.67	MXN	7,560,000	7,560,000		73,884
U.S. Dollar/Russian Ruble, Put	Morgan Stanley and Co. Inc.	12/20/17	58.30	RUB	3,780,000	3,780,000		27,122
Total OTC Written Options (Premiums received — $291,927)								151,129
Total Written Options (Premiums received — $1,788,424)								$1,278,660

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡	In the event an option is excercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

At November 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	208	12/18	$51,012,954	$50,921,000	$(91,954)
Australian 10-Year Bonds	411	12/17	39,987,900	40,614,623	626,723
Euro-BTP	203	3/18	33,444,253	33,607,015	162,762
U.S. Treasury 2-Year Notes	3	3/18	643,599	643,219	(380)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Total Return Unconstrained Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy (continued) :
U.S. Treasury 5-Year Notes	475	3/18	55,434,179	55,263,281	$(170,898)
U.S. Treasury Long-Term Bonds	1,963	3/18	300,729,744	297,823,906	(2,905,838)
U.S. Treasury Ultra Long-Term Bonds	647	3/18	107,426,120	106,674,125	(751,995)
					(3,131,580)
Contracts to Sell:
90-Day Eurodollar	1,558	12/17	383,938,880	383,462,750	476,130
90-Day Eurodollar	1,175	3/18	289,022,885	288,624,063	398,822
90-Day Eurodollar	246	12/19	60,013,888	60,107,025	(93,137)
Euro-Bund	1	12/17	193,402	193,677	(275)
Euro-Bund	1,934	3/18	374,701,972	373,858,479	843,493
Euro-Buxl	63	12/17	12,517,991	12,533,113	(15,122)
Euro-Schatz	330	12/17	44,057,460	44,066,249	(8,789)
U.S. Treasury 10-Year Notes	5,398	3/18	672,537,505	669,605,031	2,932,474
					4,533,596
Net unrealized appreciation on open futures contracts					$1,402,016

At November 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	89,435,770	JPY	9,999,455,733	Bank of America N.A.	1/19/18	$349,709
USD	6,243,548	KRW	7,064,450,000	Bank of America N.A.	1/19/18	(249,932)
ZAR	80,390,000	USD	5,880,288	Bank of America N.A.	1/19/18	(62,375)
AUD	6,833,000	USD	5,313,512	Barclays Bank PLC	1/19/18	(146,304)
CAD	7,293,930	USD	5,835,620	Barclays Bank PLC	1/19/18	(177,737)
INR	1,111,124,532	USD	16,854,373	Barclays Bank PLC	1/19/18	292,363
JPY	90,000,000	USD	805,446	Barclays Bank PLC	1/19/18	(3,628)
JPY	23,500,000	USD	210,481	Barclays Bank PLC	1/19/18	(1,117)
NOK	62,360,000	USD	7,881,439	Barclays Bank PLC	1/19/18	(373,901)
RUB	1,193,192,361	USD	20,341,164	Barclays Bank PLC	1/19/18	(73,921)
RUB	175,050,000	USD	2,948,752	Barclays Bank PLC	1/19/18	24,600
SEK	250,000	USD	31,245	Barclays Bank PLC	1/19/18	(1,268)
SEK	1,700,000	USD	212,341	Barclays Bank PLC	1/19/18	(8,501)
USD	19,034,524	CNY	127,360,000	Barclays Bank PLC	1/19/18	(181,220)
USD	649,641	EUR	550,000	Barclays Bank PLC	1/19/18	(7,058)
USD	1,686,200	EUR	1,449,000	Barclays Bank PLC	1/19/18	(43,904)
USD	750,592	EUR	635,000	Barclays Bank PLC	1/19/18	(7,597)
USD	7,228,890	GBP	5,422,576	Barclays Bank PLC	1/19/18	(117,985)
USD	66,173	GBP	50,000	Barclays Bank PLC	1/19/18	(1,571)
USD	990,423	GBP	750,000	Barclays Bank PLC	1/19/18	(25,728)

See Notes to Financial Statements.

34	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	263,251	GBP	200,000	Barclays Bank PLC	1/19/18	$(7,723)
USD	57,222	JPY	6,500,000	Barclays Bank PLC	1/19/18	(687)
USD	119,773	JPY	13,500,000	Barclays Bank PLC	1/19/18	(499)
USD	79,579	JPY	9,000,000	Barclays Bank PLC	1/19/18	(602)
USD	31,120	JPY	3,500,000	Barclays Bank PLC	1/19/18	(61)
USD	19,670	JPY	2,200,000	Barclays Bank PLC	1/19/18	70
USD	31,624	JPY	3,500,000	Barclays Bank PLC	1/19/18	442
USD	458,781	NZD	650,000	Barclays Bank PLC	1/19/18	14,796
USD	6,732,447	PHP	350,370,000	Barclays Bank PLC	1/19/18	(220,529)
USD	717,120	PHP	36,150,000	Barclays Bank PLC	1/19/18	(265)
USD	86,761	SEK	700,000	Barclays Bank PLC	1/19/18	2,827
USD	30,822	SEK	250,000	Barclays Bank PLC	1/19/18	845
USD	18,524	SEK	150,000	Barclays Bank PLC	1/19/18	538
USD	50,837	SEK	423,000	Barclays Bank PLC	1/19/18	117
USD	15,702	SEK	131,000	Barclays Bank PLC	1/19/18	(6)
USD	47,811	SEK	400,000	Barclays Bank PLC	1/19/18	(151)
EUR	13,630,000	USD	16,212,179	Citibank N.A.	1/19/18	62,020
EUR	920,000	USD	1,091,792	Citibank N.A.	1/19/18	6,687
EUR	1,204,000	USD	1,403,912	Citibank N.A.	1/19/18	33,662
EUR	2,800,000	USD	3,317,552	Citibank N.A.	1/19/18	25,644
IDR	149,953,543,872	USD	11,021,053	Citibank N.A.	1/19/18	18,616
JPY	2,570,850,000	USD	22,678,754	Citibank N.A.	1/19/18	225,182
JPY	60,000,000	USD	533,153	Citibank N.A.	1/19/18	1,392
MXN	553,122,002	USD	29,613,556	Citibank N.A.	1/19/18	(170,340)
SEK	200,000	USD	24,445	Citibank N.A.	1/19/18	(464)
USD	22,977,523	EUR	19,351,774	Citibank N.A.	1/19/18	(128,465)
USD	947,704	EUR	800,000	Citibank N.A.	1/19/18	(7,495)
USD	2,817,743	EUR	2,410,000	Citibank N.A.	1/19/18	(59,793)
USD	868,267	EUR	734,000	Citibank N.A.	1/19/18	(8,128)
USD	40,922	JPY	4,650,000	Citibank N.A.	1/19/18	(505)
USD	17,921	SEK	150,000	Citibank N.A.	1/19/18	(65)
RUB	219,080,000	USD	3,686,044	Goldman Sachs Group Inc.	1/19/18	35,190
USD	662,310	EUR	560,000	Goldman Sachs Group Inc.	1/19/18	(6,329)
BRL	42,560,000	USD	13,232,596	JPMorgan Chase & Co.	1/19/18	(296,893)
BRL	25,000,000	USD	7,745,933	JPMorgan Chase & Co.	1/19/18	(147,424)
MXN	34,470,000	USD	1,780,613	JPMorgan Chase & Co.	1/19/18	54,258
USD	1,804,570	MXN	34,470,000	JPMorgan Chase & Co.	1/19/18	(30,301)
Total						$(1,421,514)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

November 30, 2017

Western Asset Total Return Unconstrained Fund

Abbreviations used in this table:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
RUB	— Russian Ruble
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

At November 30, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1,366,080,000	SEK	3/20/19	-0.213% annually	3-Month SEK-STIBOR-SIDE quarterly	—	$(361,753)
85,070,000	GBP	9/19/19	0.787% semi-annually	6-Month GBP LIBOR semi-annually	$885	66,506
115,900,000		9/21/19	3-Month LIBOR quarterly	1.656% semi-annually	—	(598,287)
18,590,000		6/13/21	3-Month LIBOR quarterly	1.185% semi-annually	—	(593,869)
18,756,000,000	JPY	12/20/24	0.167% semi-annually	6-Month JPY LIBOR semi-annually	—	86,383
18,540,000		6/13/26	1.580% semi-annually	3-Month LIBOR quarterly	2,242	1,154,736
42,896,000		11/15/43	2.474% semi-annually	3-Month LIBOR quarterly	12,064	1,367,732
39,295,000		11/15/43	2.630% semi-annually	3-Month LIBOR quarterly	(201,065)	265,974
29,636,000		11/15/43	2.734% semi-annually	3-Month LIBOR quarterly	(476,391)	(76,353)
Total					$(662,265)	$1,311,069

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.EM.28 Index	$30,380,000	12/20/22	1.000% quarterly	$1,129,346	$1,182,877	$(53,531)
Markit CDX.NA.HY.29 Index	58,840,000	12/20/22	5.000% quarterly	(4,623,058)	(4,237,153)	(385,905)
Total	$89,220,000			$(3,493,712)	$(3,054,276)	$(439,436)

See Notes to Financial Statements.

36	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES — BUY PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at November 30, 2017[4]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Bank of America (Republic of Korea, 7.125%, due 4/16/19)	$11,998,000	12/20/22	0.58%	1.000% quarterly	$(238,282)	$(167,711)	$(70,571)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this table:
GBP	— British Pound
JPY	— Japanese Yen
SEK	— Swedish Krona

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	37

Statement of assets and liabilities (unaudited)

November 30, 2017

Assets:
Investments in unaffiliated securities, at value (Cost — $1,360,135,992)	$1,375,105,957
Investments in affiliated securities, at value (Cost — $165,491,022)	165,491,022
Foreign currency, at value (Cost — $6,872,450)	6,770,288
Cash	708,433
Deposits with brokers for centrally cleared swap contracts	11,873,948
Interest receivable	10,831,128
Foreign currency collateral for open futures contracts, at value (Cost — $8,036,468)	8,098,781
Deposits with brokers for open futures contracts and exchange-traded options	4,429,638
Receivable from broker — variation margin on open futures contracts	2,625,882
Receivable for Fund shares sold	2,561,739
Receivable for securities sold	2,023,530
Unrealized appreciation on forward foreign currency contracts	1,148,958
Deposits with brokers for OTC derivatives	840,000
Receivable from broker — variation margin on centrally cleared swaps	26,148
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $331)	322
Prepaid expenses	123,830
Total Assets	1,592,659,604

Liabilities:
Payable for securities purchased	54,016,751
Payable for Fund shares repurchased	3,079,953
Unrealized depreciation on forward foreign currency contracts	2,570,472
Distributions payable	1,296,949
Written options, at value (premiums received — $1,788,424)	1,278,660
Investment management fee payable	723,744
OTC swaps, at value (premiums received — $167,711)	238,282
Service and/or distribution fees payable	56,481
Payable for open OTC swap contracts	23,997
Directors’ fees payable	2,754
Accrued expenses	461,349
Total Liabilities	63,749,392
Total Net Assets	$1,528,910,212

Net Assets:
Par value (Note 7)	$142,349
Paid-in capital in excess of par value	1,516,060,575
Overdistributed net investment income	(9,327,977)
Accumulated net realized gain on investments, futures contracts, written options, swap contracts, forward foreign currency contracts and foreign currency transactions	5,804,495
Net unrealized appreciation on investments, futures contracts, written options, swap contracts, forward foreign currency contracts and foreign currencies	16,230,770
Total Net Assets	$1,528,910,212

See Notes to Financial Statements.

38	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

Net Assets:
Class A	$30,961,841
Class A2	$1,352,529
Class C	$17,030,743
Class FI	$173,819,714
Class R	$245,209
Class I	$1,186,934,876
Class IS	$118,565,300

Shares Outstanding:
Class A	2,881,914
Class A2	125,952
Class C	1,585,750
Class FI	16,193,133
Class R	22,825
Class I	110,486,014
Class IS	11,053,659

Net Asset Value:
Class A (and redemption price)	$10.74
Class A2 (and redemption price)	$10.74
Class C*	$10.74
Class FI (and redemption price)	$10.73
Class R (and redemption price)	$10.74
Class I (and redemption price)	$10.74
Class IS (and redemption price)	$10.73
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.22
Class A2 (based on maximum initial sales charge of 4.25%)	$11.22

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	39

Statement of operations (unaudited)

For the Six Months Ended November 30, 2017

Investment Income:
Interest from unaffiliated investments	$28,406,523
Interest from affiliated investments	391,021
Dividends	42,463
Less: Foreign taxes withheld	(99,954)
Total Investment Income	28,740,053

Expenses:
Investment management fee (Note 2)	5,322,506
Transfer agent fees (Note 5)	854,129
Service and/or distribution fees (Notes 2 and 5)	450,105
Fund accounting fees	69,264
Registration fees	69,029
Custody fees	41,014
Audit and tax fees	32,609
Shareholder reports	26,160
Directors’ fees	17,512
Legal fees	16,604
Insurance	8,411
Commitment fees (Note 8)	6,006
Interest expense	1,831
Fees recaptured by investment manager (Note 2)	30
Miscellaneous expenses	11,838
Total Expenses	6,927,048
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(1,137,105)
Net Expenses	5,789,943
Net Investment Income	22,950,110

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(3,481,817)
Futures contracts	14,243,700
Written options	6,704,871
Swap contracts	2,600,216
Forward foreign currency contracts	7,279,709
Foreign currency transactions	26,327
Net Realized Gain	27,373,006
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(593,664)
Futures contracts	1,369,711
Written options	490,769
Swap contracts	260,535
Forward foreign currency contracts	(2,602,297)
Foreign currencies	121,016
Change in Net Unrealized Appreciation (Depreciation)	(953,930)
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	26,419,076
Increase in Net Assets From Operations	$49,369,186

See Notes to Financial Statements.

40	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended November 30, 2017 (unaudited) and the Year Ended May 31, 2017	November 30	May 31

Operations:
Net investment income	$22,950,110	$37,487,832
Net realized gain	27,373,006	13,929,428
Change in net unrealized appreciation (depreciation)	(953,930)	34,288,683
Increase in Net Assets From Operations	49,369,186	85,705,943

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(31,379,126)	(33,919,291)
Decrease in Net Assets From Distributions to Shareholders	(31,379,126)	(33,919,291)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	459,766,934	469,139,321
Reinvestment of distributions	28,091,187	28,891,634
Cost of shares repurchased	(265,778,651)	(415,638,891)
Increase in Net Assets From Fund Share Transactions	222,079,470	82,392,064
Increase in Net Assets	240,069,530	134,178,716

Net Assets:
Beginning of period	1,288,840,682	1,154,661,966
End of period*	$1,528,910,212	$1,288,840,682
*Includes overdistributed net investment income of:	$(9,327,977)	$(898,961)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	41

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2017[2]	2017	2016	2015	2014[3]	2013[4]	2012[5]

Net asset value, beginning of period	$10.59	$10.14	$10.49	$10.74	$10.55	$10.64	$10.35

Income (loss) from operations:
Net investment income	0.15	0.31	0.31	0.31	0.12	0.19	0.09
Net realized and unrealized gain (loss)	0.22	0.42	(0.36)	(0.20)	0.18	(0.10)	0.33
Total income (loss) from operations	0.37	0.73	(0.05)	0.11	0.30	0.09	0.42

Less distributions from:
Net investment income	(0.22)	(0.28)	(0.23)	(0.36)	(0.11)	(0.18)	(0.13)
Return of capital	—	—	(0.07)	—	—	—	—
Total distributions	(0.22)	(0.28)	(0.30)	(0.36)	(0.11)	(0.18)	(0.13)

Net asset value, end of period	$10.74	$10.59	$10.14	$10.49	$10.74	$10.55	$10.64
Total return[6]	3.48%	7.24%	(0.41)%	1.03%	2.86%	0.87%	4.12%

Net assets, end of period (000s)	$30,962	$165,033	$226,970	$54,767	$27,436	$22,877	$2,546

Ratios to average net assets:
Gross expenses	1.35%[7]	1.30%[8]	1.40%	1.18%[8]	1.14%[7]	1.17%[8]	1.19%[7]
Net expenses[9]	1.10 [7,10]	1.23 [8,10]	1.25 [10]	1.18 [8]	1.14 [7,10]	1.17 [8,10]	1.16 [7,10]
Net investment income	2.84 [7]	2.96	3.06	2.92	2.76 [7]	1.80	1.38 [7]

Portfolio turnover rate[11]	29%	56%	59%	62%	48%	65%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2017 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]	For the period April 30, 2012 (inception date) to December 31, 2012.

[6]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.25%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 38% for the six months ended November 30, 2017, 70%, 71% and 64% for the years ended May 31, 2017, 2016 and 2015, respectively, 60% for the period ended May 31, 2014, 178% for the year ended December 31, 2013 and 132% for the period ended December 31, 2012.

See Notes to Financial Statements.

42	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A2 Shares[1]	2017[2]	2017	2016	2015	2014[3]

Net asset value, beginning of period	$10.59	$10.13	$10.49	$10.74	$10.71

Income (loss) from operations:
Net investment income	0.15	0.29	0.29	0.28	0.02
Net realized and unrealized gain (loss)	0.21	0.42	(0.37)	(0.19)	0.03
Total income (loss) from operations	0.36	0.71	(0.08)	0.09	0.05

Less distributions from:
Net investment income	(0.21)	(0.25)	(0.21)	(0.34)	(0.02)
Return of capital	—	—	(0.07)	—	—
Total distributions	(0.21)	(0.25)	(0.28)	(0.34)	(0.02)

Net asset value, end of period	$10.74	$10.59	$10.13	$10.49	$10.74
Total return[4]	3.44%	7.14%	(0.64)%	0.90%	0.40%

Net assets, end of period (000s)	$1,353	$1,351	$1,172	$1,062	$10

Ratios to average net assets:
Gross expenses	1.32%[5,6]	1.44%[6]	1.54%	1.41%	1.32%[5]
Net expenses[7]	1.18 [5,6,8]	1.40 [6,8]	1.45 [8]	1.41	1.32 [5]
Net investment income	2.86 [5]	2.78	2.86	2.69	2.83 [5]

Portfolio turnover rate[9]	29%	56%	59%	62%	48%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2017 (unaudited).

[3]	For the period May 1, 2014 (inception date) to May 31, 2014.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A2 shares did not exceed 1.45%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 38% for the six months ended November 30, 2017, 70%, 71% and 64% for the years ended May 31, 2017, 2016 and 2015, respectively, and 60% for the period ended May 31, 2014.

[10]	For the five months ended May 31, 2014.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	43

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2017[2]	2017	2016	2015	2014[3]	2013[4]	2012[5]

Net asset value, beginning of period	$10.59	$10.14	$10.49	$10.74	$10.55	$10.64	$10.35

Income (loss) from operations:
Net investment income	0.12	0.24	0.25	0.23	0.08	0.10	0.06
Net realized and unrealized gain (loss)	0.21	0.42	(0.36)	(0.20)	0.18	(0.09)	0.31
Total income (loss) from operations	0.33	0.66	(0.11)	0.03	0.26	0.01	0.37

Less distributions from:
Net investment income	(0.18)	(0.21)	(0.18)	(0.28)	(0.07)	(0.10)	(0.08)
Return of capital	—	—	(0.06)	—	—	—	—
Total distributions	(0.18)	(0.21)	(0.24)	(0.28)	(0.07)	(0.10)	(0.08)

Net asset value, end of period	$10.74	$10.59	$10.14	$10.49	$10.74	$10.55	$10.64
Total return[6]	3.16%	6.56%	(1.07)%	0.37%	2.39%	0.05%	3.58%

Net assets, end of period (000s)	$17,031	$17,250	$17,034	$19,606	$6,379	$4,946	$141

Ratios to average net assets:
Gross expenses	1.87%[7]	1.88%	1.88%	1.91%[8]	2.01%[7,8]	2.03%[8]	2.10%[7]
Net expenses[9]	1.73 [7,10]	1.85 [10]	1.88	1.91 [8]	2.00 [7,8,10]	1.99 [8,10]	1.91 [7,10]
Net investment income	2.31 [7]	2.33	2.42	2.18	1.88 [7]	0.94	0.87 [7]

Portfolio turnover rate[11]	29%	56%	59%	62%	48%	65%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2017 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]	For the period April 30, 2012 (inception date) to December 31, 2012.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.00%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 38% for the six months ended November 30, 2017, 70%, 71% and 64% for the years ended May 31, 2017, 2016 and 2015, respectively, 60% for the period ended May 31, 2014, 178% for the year ended December 31, 2013 and 132% for the period ended December 31, 2012.

See Notes to Financial Statements.

44	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class FI Shares[1]	2017[2]	2017	2016	2015	2014[3]	2013[4]	2012[4]

Net asset value, beginning of period	$10.58	$10.13	$10.48	$10.73	$10.54	$10.63	$10.13

Income (loss) from operations:
Net investment income	0.16	0.32	0.32	0.31	0.12	0.19	0.20
Net realized and unrealized gain (loss)	0.21	0.41	(0.36)	(0.20)	0.18	(0.09)	0.53
Total income (loss) from operations	0.37	0.73	(0.04)	0.11	0.30	0.10	0.73

Less distributions from:
Net investment income	(0.22)	(0.28)	(0.23)	(0.36)	(0.11)	(0.19)	(0.23)
Return of capital	—	—	(0.08)	—	—	—	—
Total distributions	(0.22)	(0.28)	(0.31)	(0.36)	(0.11)	(0.19)	(0.23)

Net asset value, end of period	$10.73	$10.58	$10.13	$10.48	$10.73	$10.54	$10.63
Total return[5]	3.53%	7.33%	(0.36)%	1.02%	2.85%	0.91%	7.29%

Net assets, end of period (000s)	$173,820	$175,304	$195,266	$226,485	$239,318	$210,594	$12,307

Ratios to average net assets:
Gross expenses	1.16%[6]	1.16%	1.16%	1.18%[7]	1.17%[6,7]	1.18%[7]	1.20%
Net expenses[8]	1.02 [6,9]	1.14 [9]	1.16	1.18 [7,9]	1.16 [6,7,9]	1.14 [7,9]	1.10 [9]
Net investment income	3.02 [6]	3.05	3.15	2.91	2.73 [6]	1.80	1.87

Portfolio turnover rate[10]	29%	56%	59%	62%	48%	65%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2017 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.20%. Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual fund operating expenses did not exceed 1.15%. Prior to May 1, 2012, as a result of expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.05%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 38% for the six months ended November 30, 2017, 70%, 71% and 64% for the years ended May 31, 2017, 2016 and 2015, respectively, 60% for the period ended May 31, 2014, 178% and 132% for the years ended December 31, 2013 and 2012, respectively.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	45

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2017[2]	2017	2016	2015	2014[3]	2013[4]	2012[5]

Net asset value, beginning of period	$10.59	$10.14	$10.50	$10.74	$10.55	$10.64	$10.35

Income (loss) from operations:
Net investment income	0.15	0.30	0.29	0.28	0.10	0.15	0.11
Net realized and unrealized gain (loss)	0.21	0.41	(0.37)	(0.19)	0.18	(0.09)	0.29
Total income (loss) from operations	0.36	0.71	(0.08)	0.09	0.28	0.06	0.40

Less distributions from:
Net investment income	(0.21)	(0.26)	(0.21)	(0.33)	(0.09)	(0.15)	(0.11)
Return of capital	—	—	(0.07)	—	—	—	—
Total distributions	(0.21)	(0.26)	(0.28)	(0.33)	(0.09)	(0.15)	(0.11)

Net asset value, end of period	$10.74	$10.59	$10.14	$10.50	$10.74	$10.55	$10.64
Total return[6]	3.37%	7.10%	(0.72)%	0.83%	2.70%	0.54%	3.91%

Net assets, end of period (000s)	$245	$335	$568	$586	$11	$10	$10

Ratios to average net assets:
Gross expenses	1.47%[7]	1.37%	1.42%	1.47%[8]	1.57%[7]	1.65%[8]	1.58%[7]
Net expenses[9]	1.34 [7,10]	1.35 [10]	1.42	1.47 [8]	1.50 [7,10]	1.50 [8,10]	1.50 [7,10]
Net investment income	2.71 [7]	2.86	2.89	2.71	2.35 [7]	1.41	1.60 [7]

Portfolio turnover rate[11]	29%	56%	59%	62%	48%	65%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2017 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]	For the period April 30, 2012 (inception date) to December 31, 2012.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

[8]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[9]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class R shares did not exceed 1.50%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 38% for the six months ended November 30, 2017, 70%, 71% and 64% for the years ended May 31, 2017, 2016 and 2015, respectively, 60% for the period ended May 31, 2014, 178% for the year ended December 31, 2013 and 132% for the period ended December 31, 2012.

See Notes to Financial Statements.

46	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2017[2]	2017	2016	2015	2014[3]	2013[4]	2012[4]

Net asset value, beginning of period	$10.59	$10.14	$10.49	$10.74	$10.55	$10.64	$10.14

Income (loss) from operations:
Net investment income	0.18	0.34	0.35	0.33	0.13	0.22	0.26
Net realized and unrealized gain (loss)	0.21	0.42	(0.36)	(0.19)	0.18	(0.10)	0.50
Total income (loss) from operations	0.39	0.76	(0.01)	0.14	0.31	0.12	0.76

Less distributions from:
Net investment income	(0.24)	(0.31)	(0.25)	(0.39)	(0.12)	(0.21)	(0.26)
Return of capital	—	—	(0.09)	—	—	—	—
Total distributions	(0.24)	(0.31)	(0.34)	(0.39)	(0.12)	(0.21)	(0.26)

Net asset value, end of period	$10.74	$10.59	$10.14	$10.49	$10.74	$10.55	$10.64
Total return[5]	3.67%	7.61%	(0.11)%	1.30%	2.97%	1.18%	7.53%

Net assets, end of period (000s)	$1,186,935	$835,217	$596,663	$534,868	$297,301	$245,613	$163,240

Ratios to average net assets:
Gross expenses	0.91%[6]	0.91%	0.91%	0.91%[7]	0.87%[6,7]	0.89%	0.90%
Net expenses[8]	0.75 [6,9]	0.88 [9]	0.91	0.91 [7]	0.87 [6,7,9]	0.87 [9]	0.84 [9]
Net investment income	3.31 [6]	3.29	3.40	3.16	3.02 [6]	2.06	2.46

Portfolio turnover rate[10]	29%	56%	59%	62%	48%	65%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2017 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I did not exceed 0.95%. Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual fund operating expenses did not exceed 0.90%. Prior to May 1, 2012, as a result of expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 0.80%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 38% for the six months ended November 30, 2017, 70%, 71% and 64% for the years ended May 31, 2017, 2016 and 2015, respectively, 60% for the period ended May 31, 2014, 178% and 132% for the years ended December 31, 2013 and 2012, respectively.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	47

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2017[2]	2017	2016	2015	2014[3]	2013[4]	2012[4]

Net asset value, beginning of period	$10.57	$10.12	$10.48	$10.73	$10.54	$10.63	$10.13

Income (loss) from operations:
Net investment income	0.18	0.35	0.36	0.35	0.13	0.22	0.26
Net realized and unrealized gain (loss)	0.22	0.42	(0.37)	(0.20)	0.18	(0.09)	0.50
Total income (loss) from operations	0.40	0.77	(0.01)	0.15	0.31	0.13	0.76

Less distributions from:
Net investment income	(0.24)	(0.32)	(0.26)	(0.40)	(0.12)	(0.22)	(0.26)
Return of capital	—	—	(0.09)	—	—	—	—
Total distributions	(0.24)	(0.32)	(0.35)	(0.40)	(0.12)	(0.22)	(0.26)

Net asset value, end of period	$10.73	$10.57	$10.12	$10.48	$10.73	$10.54	$10.63
Total return[5]	3.82%	7.73%	(0.10)%	1.40%	2.99%	1.22%	7.55%

Net assets, end of period (000s)	$118,565	$94,352	$116,990	$278,387	$276,902	$249,022	$208,054

Ratios to average net assets:
Gross expenses	0.79%[6]	0.80%	0.80%	0.81%[7]	0.82%[6,7]	0.83%[7]	0.85%
Net expenses[8]	0.65 [6,9]	0.78 [9]	0.80	0.81 [7]	0.82 [6,7,9]	0.83 [7,9]	0.82 [9]
Net investment income	3.41 [6]	3.41	3.51	3.28	3.06 [6]	2.09	2.50

Portfolio turnover rate[10]	29%	56%	59%	62%	48%	65%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2017 (unaudited).

[3]	For the period January 1, 2014 through May 31, 2014.

[4]	For the year ended December 31.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

See Notes to Financial Statements.

48	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

[8]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual fund operating expenses did not exceed 0.85%. Prior to May 1, 2012, as a result of expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.80%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 38% for the six months ended November 30, 2017, 70%, 71% and 64% for the years ended May 31, 2017, 2016 and 2015, respectively, 60% for the period ended May 31, 2014, 178% and 132% for the years ended December 31, 2013 and 2012, respectively.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	49

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

50	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
U.S. government & agency obligations	—	$369,503,730	—		$369,503,730
Asset-backed securities	—	78,637,067	—		78,637,067
Collateralized mortgage obligations	—	153,213,978	$5,718,886		158,932,864
Corporate bonds & notes:
Financials	—	84,218,526	0	*	84,218,526
Industrials	—	9,293,414	6,908		9,300,322
Other corporate bonds & notes	—	248,690,688	—		248,690,688
Mortgage-backed securities	—	36,763,964	—		36,763,964
Municipal bonds	—	5,597,420	—		5,597,420
Non-U.S. Treasury inflation protected securities	—	49,581,307	—		49,581,307
Senior loans:
Industrials	—	20,278,946	1,222,887		21,501,833
Information technology	—	8,890,004	3,026,931		11,916,935
Other senior loans	—	99,657,902	—		99,657,902
Sovereign bonds	—	140,118,059	—		140,118,059
U.S. Treasury inflation protected securities	—	38,532,783	—		38,532,783
Preferred stocks	$1,234,144	—	—		1,234,144
Purchased options:
Exchange-traded purchased options	751,141	—	—		751,141
OTC purchased options	—	199,128	—		199,128
Total long-term investments	1,985,285	1,343,176,916	9,975,612		1,355,137,813
Short-term investments†	—	185,459,166	—		185,459,166
Total investments	$1,985,285	$1,528,636,082	$9,975,612		$1,540,596,979
Other financial instruments:
Futures contracts	5,440,404	—	—		5,440,404
Forward foreign currency contracts	—	1,148,958	—		1,148,958
Centrally cleared interest rate swaps	—	2,941,331	—		2,941,331
Total other financial instruments	$5,440,404	$4,090,289	—		$9,530,693
Total	$7,425,689	$1,532,726,371	$9,975,612		$1,550,127,672

52	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options:
Exchange-traded written options	$1,127,531	—	—	$1,127,531
OTC written options	—	$151,129	—	151,129
Futures contracts	4,038,388	—	—	4,038,388
Forward foreign currency contracts	—	2,570,472	—	2,570,472
Centrally cleared credit default swaps on credit indices — buy protection	—	439,436	—	439,436
Centrally cleared interest rate swaps	—	1,630,262	—	1,630,262
OTC credit default swaps on sovereign issues — buy protection‡	—	238,282	—	238,282
Total	$5,165,919	$5,029,581	—	$10,195,500

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At November 30, 2017, the Fund had sufficient cash and/or securities to cover these commitments.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the

54	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(h) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(i) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

(j) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(k) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

56	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2017, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended November 30, 2017, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(l) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

58	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(m) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(n) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

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Notes to financial statements (unaudited) (cont’d)

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(o) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(p) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(q) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with

60	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(r) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(s) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(t) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2017, the Fund held OTC written options, forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $2,959,883. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of November 30, 2017, the Fund had posted with its counterparties cash

62	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

and/or securities as collateral to cover the net liability of these derivatives amounting to $840,000, which could be used to reduce the required payment.

At November 30, 2017, the Fund held collateral from Citibank N.A. and Goldman Sachs Group Inc. in the amount of $30,790 and $61,643, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(u) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(v) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(w) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(x) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(y) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(z) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), Western Asset Management Company Pte. Ltd. (“Western Singapore”) and Western Asset Management Company Ltd (“Western Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited, Western Singapore and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For their services, LMPFA pays Western Asset, Western Asset Limited, Western Singapore and Western Japan monthly all of the management fee that it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.10%, 1.30%, 1.80%, 1.10%, 1.35%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Directors’ consent.

During the six months ended November 30, 2017, fees waived and/or expenses reimbursed amounted to $1,137,105.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

64	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

Pursuant to these arrangements, at November 30, 2017, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Expires May 31, 2018	$245,846	$285	—	—	—	—	—
Expires May 31, 2019	141,979	497	$4,382	$44,654	$84	$241,340	$23,307
Expires May 31, 2020	140,799	930	11,844	120,348	172	788,224	74,640
Fees waived/expense reimbursements subject to recapture	$528,624	$1,712	$16,226	$165,002	$256	$1,029,564	$97,947

For the six months ended November 30, 2017, LMPFA recaptured $30 for Class A2 shares.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended November 30, 2017, LMIS and its affiliates retained sales charges of $4,991 and $281 on sales of the Fund’s Class A and Class A2 shares, respectively. In addition, for the six months ended November 30, 2017, CDSCs paid to LMIS and its affiliates were:

	Class A	Class A2	Class C
CDSCs	—	—	$4,122

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended November 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$215,940,498	$395,441,784
Sales	149,073,142	315,592,384

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

At November 30, 2017, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,525,627,014	$41,978,907	$(27,008,942)	$14,969,965
Swap contracts	(3,884,252)	2,941,331	(2,140,269)	801,062
Written options	(1,788,424)	688,167	(178,403)	509,764
Futures contracts	—	5,440,404	(4,038,388)	1,402,016
Forwards foreign currency contracts	—	1,148,958	(2,570,472)	(1,421,514)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2017.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$751,141	$135,690	$63,438	$950,269
Futures contracts[3]	5,440,404	—	—	5,440,404
Centrally cleared swap contracts[4]	2,941,331	—	—	2,941,331
Forward foreign currency contracts	—	1,148,958	—	1,148,958
Total	$9,132,876	$1,284,648	$63,438	$10,480,962

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$1,127,531	$117,935	$33,194	$1,278,660
Futures contracts[3]	4,038,388	—	—	4,038,388
OTC swap contracts[5]	—	—	238,282	238,282
Centrally cleared swap contracts[4]	1,630,262	—	439,436	2,069,698
Forward foreign currency contracts	—	2,570,472	—	2,570,472
Total	$6,796,181	$2,688,407	$710,912	$10,195,500

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[5]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

66	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(10,748,877)	$(347,700)	—	$(11,096,577)
Written options	6,564,950	120,737	$19,184	6,704,871
Futures contracts	14,243,700	—	—	14,243,700
Swap contracts	4,380,498	—	(1,780,282)	2,600,216
Forward foreign currency contracts	—	7,279,709	—	7,279,709
Total	$14,440,271	$7,052,746	$(1,761,098)	$19,731,919

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(893,766)	$(24,159)	$(8,585)	$(926,510)
Written options	369,153	101,969	19,647	490,769
Futures contracts	1,369,711	—	—	1,369,711
Swap contracts	598,019	—	(337,484)	260,535
Forward foreign currency contracts	—	(2,602,297)	—	(2,602,297)
Total	$1,443,117	$(2,524,487)	$(326,422)	$(1,407,792)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the Statement of Operations.

During the six months ended November 30, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$2,112,315
Written options	1,520,671
Futures contracts (to buy)	601,826,610
Futures contracts (to sell)	1,529,537,370
Forward foreign currency contracts (to buy)	175,773,825
Forward foreign currency contracts (to sell)	177,037,449

Average Notional Balance
Interest rate swap contracts	$1,004,982,814
Credit default swap contracts (to buy protection)	97,715,429

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2017.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Barclays Bank PLC	$336,598	$(1,401,963)	$(1,065,365)	$180,000	$(885,365)
Citibank N.A.	373,203	(375,255)	(2,052)	(30,790)	(32,842)
JPMorgan Chase & Co.	162,444	(485,432)	(322,988)	—	(322,988)
Goldman Sachs Group Inc.	66,909	(22,926)	43,983	(61,643)	(17,660)
Morgan Stanley and Co. Inc.	—	(101,006)	(101,006)	120,000	18,994
Bank of America N.A.	408,932	(573,301)	(164,369)	540,000	375,631
Total	$1,348,086	$(2,959,883)	$(1,611,797)	$747,567	$(864,230)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

[5]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$140,190		$173,686
Class A2	1,741		1,878
Class C	86,447		6,452
Class FI	221,089	†	100,211
Class R	638		231
Class I	—		570,970
Class IS	—		701
Total	$450,105		$854,129

†	Amount shown is exclusive of expense reimbursements. For the six months ended November 30, 2017, the service and/or distribution fees reimbursed amounted to $148 for Class FI shares.

68	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

For the six months ended November 30, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$140,799
Class A2	930
Class C	11,844
Class FI	120,496
Class R	172
Class I	788,224
Class IS	74,640
Total	$1,137,105

6. Distributions to shareholders by class

	Six Months Ended November 30, 2017	Year Ended May 31, 2017
Net Investment Income:
Class A	$1,707,946	$5,458,015
Class A2	27,143	30,130
Class C	292,755	338,615
Class FI	3,623,849	5,080,837
Class R	4,798	12,853
Class I	23,288,520	20,078,842
Class IS	2,434,115	2,919,999
Total	$31,379,126	$33,919,291

7. Capital shares

At November 30, 2017, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share.

Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2017		Year Ended May 31, 2017
	Shares	Amount	Shares	Amount
Class A
Shares sold	589,419	$6,348,094	2,010,371	$20,827,078
Shares issued on reinvestment	100,120	1,077,457	327,367	3,390,792
Shares repurchased	(13,391,261)	(145,191,761)	(9,138,938)	(94,859,889)
Net decrease	(12,701,722)	$(137,766,210)	(6,801,200)	$(70,642,019)

Class A2
Shares sold	15,955	$171,879	30,916	$320,295
Shares issued on reinvestment	2,524	27,143	2,907	30,130
Shares repurchased	(20,133)	(217,288)	(21,880)	(225,720)
Net increase (decrease)	(1,654)	$(18,266)	11,943	$124,705

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	69

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended November 30, 2017		Year Ended May 31, 2017
	Shares	Amount	Shares	Amount
Class C
Shares sold	170,721	$1,837,043	511,428	$5,309,253
Shares issued on reinvestment	26,232	282,135	30,863	319,776
Shares repurchased	(240,445)	(2,586,455)	(593,617)	(6,149,121)
Net decrease	(43,492)	$(467,277)	(51,326)	$(520,092)

Class FI
Shares sold	1,179,693	$12,717,685	1,685,450	$17,438,408
Shares issued on reinvestment	336,865	3,621,614	490,363	5,076,979
Shares repurchased	(1,889,658)	(20,339,341)	(4,885,928)	(50,545,332)
Net decrease	(373,100)	$(4,000,042)	(2,710,115)	$(28,029,945)

Class R
Shares sold	5,133	$55,241	15,451	$159,588
Shares issued on reinvestment	311	3,350	914	9,441
Shares repurchased	(14,244)	(152,503)	(40,724)	(422,391)
Net decrease	(8,800)	$(93,912)	(24,359)	$(253,362)

Class I
Shares sold	38,576,780	$416,380,763	36,606,715	$380,051,388
Shares issued on reinvestment	1,922,593	20,689,039	1,669,870	17,337,919
Shares repurchased	(8,882,172)	(95,598,055)	(18,257,198)	(188,731,741)
Net increase	31,617,201	$341,471,747	20,019,387	$208,657,566

Class IS
Shares sold	2,064,965	$22,256,229	4,330,135	$45,033,311
Shares issued on reinvestment	222,461	2,390,449	263,621	2,726,597
Shares repurchased	(157,102)	(1,693,248)	(7,228,048)	(74,704,697)
Net increase (decrease)	2,130,324	$22,953,430	(2,634,292)	$(26,944,789)

8. Redemption facility

The Fund and certain other participating funds within the Corporation (the “Participating Funds”) have available an unsecured revolving credit facility (the “Redemption Facility”), from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 19, 2018. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended November 30, 2017, the Fund incurred a commitment fee in the amount of $6,006. The Fund did not utilize the Redemption Facility during the six months ended November 30, 2017.

70	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

9. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended November 30, 2017. The following transactions were effected in shares of such companies for the six months ended November 30, 2017.

	Affiliate Value at May 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation( Depreciation)	Affiliate Value at November 30, 2017
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$491,761,022	491,761,022	$326,270,000	326,270,000	—	$391,021	—	$165,491,022

10. Capital loss carryforward

As of May 31, 2017, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
5/31/2018	$(2,910,316)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $13,541,729, which have no expiration date, must be used first to offset any such gains.

11. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Fund has adopted the amendments to Regulation S-X and, upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report	71

Notes to financial statements (unaudited) (cont’d)

12. Subsequent event

On November 30, 2017, the Fund announced that effective December 1, 2017 LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

72	Western Asset Total Return Unconstrained Fund 2017 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Directors considered the Investment Management Agreement between the Corporation and LMPFA with respect to the Fund and the Investment Advisory Agreements between LMPFA and Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited in London (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) and Western Asset Management Company Ltd in Japan (“Western Japan,” and together with Western Singapore and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers”) (collectively, the “Agreements”) with respect to the Fund at meetings held on September 12, 2017 and October 17, 2017. At a meeting held on November 14, 2017, the Executive and Contracts Committee reported to the full Board of Directors its considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, its business is highly integrated and senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Investment Advisory Agreements between LMPFA and the Non-U.S. Subadvisers with respect to the Fund. The Directors also noted that the Fund does not pay any management fees directly to Western Asset or to any of the Non-U.S. Subadvisers because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund.

In arriving at their decision to renew the Agreements, the Directors met with representatives of Western Asset, including relevant investment advisory personnel, as well as representatives of LMPFA; reviewed a variety of information prepared by LMPFA and Western Asset and materials provided by Broadridge and counsel to the Independent Directors; reviewed performance and expense information for the Fund’s peer group of comparable funds selected and prepared by Broadridge and for certain other comparable products available from Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings with respect to the Fund’s performance and other relevant matters, and related discussions with Western Asset’s personnel.

As part of their review, the Directors examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund, and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; the capability and integrity of LMPFA’s senior management and staff;

Western Asset Total Return Unconstrained Fund	73

Board approval of management and subadvisory agreements (unaudited) (cont’d)

and the level of skill required to provide such services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the capability and integrity of the Subadvisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of LMPFA’s and the Subadvisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund and conditions that might affect LMPFA’s or a Subadviser’s ability to provide high quality services to the Fund in the future under the Agreements, including its business reputation, financial condition and operational stability. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given the Fund’s investment objectives and policies, and that LMPFA and each of the Subadvisers would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of its peer group, and to its investment benchmark over the one-, three-, five- and ten-year periods ended August 31, 2017. In that connection, the Directors noted that the performance of the Fund exceeded its peer average performance for all periods. With respect to the Fund, the Directors considered the factors involved in its performance relative to the performance of its investment benchmark and peer group, noting that the alternative credit focus fund classification is an evolving asset classification and that the Fund’s unique characteristics made comparisons to its investment benchmark and peer group more difficult.

The Directors also considered the management fee payable by the Fund to LMPFA, the total expenses payable by the Fund and the fact that LMPFA pays to the Subadvisers the entire management fee it receives from the Fund. They reviewed information concerning management fees paid to investment advisers of similarly managed funds, as well as fees paid by the Subadvisers’ other clients, including separate accounts managed by the Subadvisers. The Directors observed that the management fee paid by the Fund to LMPFA was higher than the average of the fees paid by funds in its peer group, and total expenses for the Fund were higher than the average of the funds in its peer group. The Directors noted that the management fee paid by the Fund was generally higher than the fees paid by other clients of the Subadvisers for accounts with similar investment strategies, but that the administrative and operational responsibilities for the Subadvisers with respect to the Fund were also relatively higher. In light of this difference, the Directors concluded that the management fee paid by the Fund relative to the fees paid by the Subadvisers’ other clients was reasonable.

The Directors further evaluated the benefits of the advisory relationship to LMPFA and the Subadvisers, including, among others, the profitability of the relationship to LMPFA and the Subadvisers; the direct and indirect benefits that LMPFA and each Subadviser may receive

74	Western Asset Total Return Unconstrained Fund

from its relationship with the Fund, including any “fallout benefits,” such as reputational value derived from serving as investment manager or adviser to the Fund; and the affiliations between LMPFA, the Subadvisers and certain service providers for the Fund. In that connection, the Directors concluded that LMPFA and each Subadviser’s profitability was consistent with levels of profitability that had been determined by courts not to be excessive. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by LMPFA and Western Asset, the extent to which economies of scale would be realized by the Subadvisers as the assets of the Fund grow. The Directors determined that the lack of breakpoints was appropriate and that the management fee structure for the Fund is reasonable.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of Securities and Exchange Commission rules regarding the independence of counsel, of LMPFA and the Subadvisers. The Independent Directors weighed each of the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of services being provided by LMPFA and the Subadvisers, but they would continue to closely monitor the performance of LMPFA and the Subadvisers; that the fees to be paid to the Subadvisers and LMPFA under the relevant Agreements were fair and reasonable, given the scope and quality of the services rendered by the Subadvisers and LMPFA; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Total Return Unconstrained Fund	75

Western Asset

Total Return Unconstrained Fund

Directors

Robert Abeles, Jr.

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

William E. B. Siart, Chairman

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Transfer agent

BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset Total Return Unconstrained Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Total Return Unconstrained Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Total Return Unconstrained Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012827 1/18 SR17-3256

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 22, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	January 22, 2018